UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043
Name of Registrant: Vanguard Admiral Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2015
Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of November 30, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (101.1%)
	United States Treasury Bill	0.098%	12/3/15	111,889	111,888
	United States Treasury Bill	0.075%	12/10/15	794,561	794,546
	United States Treasury Bill	0.010%	12/24/15	617,997	617,993
	United States Treasury Bill	0.044%–0.082%	1/14/16	861,000	860,930
	United States Treasury Bill	0.136%	1/21/16	172,000	171,967
	United States Treasury Bill	0.110%	2/4/16	998,223	998,025
	United States Treasury Bill	0.128%–0.137%	2/11/16	653,000	652,828
	United States Treasury Bill	0.131%–0.133%	2/18/16	435,000	434,874
	United States Treasury Bill	0.135%–0.138%	2/25/16	1,072,720	1,072,372
	United States Treasury Bill	0.207%	3/3/16	110,000	109,942
	United States Treasury Bill	0.280%	5/5/16	450,000	449,454
2	United States Treasury Floating Rate Note	0.185%	1/31/16	515,000	514,999
2	United States Treasury Floating Rate Note	0.209%	4/30/16	35,000	34,999
2	United States Treasury Floating Rate Note	0.210%	7/31/16	150,000	150,000
2	United States Treasury Floating Rate Note	0.193%	10/31/16	640,000	639,862
2	United States Treasury Floating Rate Note	0.224%	1/31/17	300,287	300,279
2	United States Treasury Floating Rate Note	0.217%	7/31/17	100,000	99,928
	United States Treasury Note/Bond	0.250%	12/15/15	323,000	323,019
	United States Treasury Note/Bond	4.500%	2/15/16	150,000	151,376
	United States Treasury Note/Bond	2.625%	2/29/16	490,000	492,970
	United States Treasury Note/Bond	3.250%	5/31/16	300,000	304,233
Total U.S. Government and Agency Obligations (Cost $9,286,484)					9,286,484
Total Investments (101.1%) (Cost $9,286,484)					9,286,484
Other Assets and Liabilities-Net (-1.1%)					(101,075)
Net Assets (100%)					9,185,409

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.0%)
Ford Motor Co.	145,215	2,081
General Motors Co.	53,712	1,944
McDonald's Corp.	16,845	1,923
Comcast Corp. Class A	30,277	1,843
Target Corp.	23,417	1,698
Johnson Controls Inc.	24,374	1,121
Starbucks Corp.	18,251	1,120
Delphi Automotive plc	10,597	931
Carnival Corp.	17,249	872
Twenty-First Century Fox Inc. Class A	26,472	781
Time Warner Cable Inc.	3,479	643
TJX Cos. Inc.	8,546	603
Yum! Brands Inc.	7,069	513
Whirlpool Corp.	2,921	475
CBS Corp. Class B	8,942	451
Best Buy Co. Inc.	11,438	363
BorgWarner Inc.	8,435	360
Goodyear Tire & Rubber Co.	10,039	350
Kohl's Corp.	7,372	347
Coach Inc.	10,309	328
Omnicom Group Inc.	4,345	321
Viacom Inc. Class B	6,344	316
Mattel Inc.	12,619	314
Staples Inc.	23,981	289
PVH Corp.	3,075	281
L Brands Inc.	2,873	274
Dollar General Corp.	4,173	273
News Corp. Class A	18,215	261
Macy's Inc.	6,679	261
Royal Caribbean Cruises Ltd.	2,815	261
Cablevision Systems Corp. Class A	8,287	253
* Mohawk Industries Inc.	1,257	240
Darden Restaurants Inc.	4,250	239
TEGNA Inc.	8,440	238
* CarMax Inc.	3,877	222
Genuine Parts Co.	2,375	215
Starwood Hotels & Resorts Worldwide Inc.	2,792	201
Interpublic Group of Cos. Inc.	7,785	179
* Bed Bath & Beyond Inc.	3,222	176
Hasbro Inc.	2,137	156
Newell Rubbermaid Inc.	3,395	152
Harley-Davidson Inc.	3,003	147
GameStop Corp. Class A	3,978	139
Gap Inc.	4,952	132
Ralph Lauren Corp. Class A	1,004	125
PulteGroup Inc.	5,622	110
* AutoNation Inc.	1,693	108
H&R Block Inc.	2,889	106
Tiffany & Co.	1,292	103

* Urban Outfitters Inc.	3,535	79
Garmin Ltd.	1,884	71
* Fossil Group Inc.	537	21
		25,010
Consumer Staples (10.1%)
Procter & Gamble Co.	51,550	3,858
Wal-Mart Stores Inc.	58,805	3,460
Walgreens Boots Alliance Inc.	32,562	2,736
Coca-Cola Co.	64,190	2,736
Costco Wholesale Corp.	16,377	2,644
Mondelez International Inc. Class A	60,042	2,622
Philip Morris International Inc.	25,978	2,270
PepsiCo Inc.	21,898	2,193
Colgate-Palmolive Co.	13,753	903
Archer-Daniels-Midland Co.	22,691	828
Kraft Heinz Co.	11,072	816
Sysco Corp.	19,564	804
Kroger Co.	19,187	723
Kimberly-Clark Corp.	5,975	712
General Mills Inc.	11,157	644
Tyson Foods Inc. Class A	11,342	567
JM Smucker Co.	4,459	540
ConAgra Foods Inc.	9,813	402
Whole Foods Market Inc.	13,336	389
Kellogg Co.	4,840	333
Estee Lauder Cos. Inc. Class A	3,704	312
Clorox Co.	2,014	250
Coca-Cola Enterprises Inc.	3,769	190
Hershey Co.	2,067	178
McCormick & Co. Inc.	1,942	167
Hormel Foods Corp.	2,154	161
Campbell Soup Co.	2,821	147
		31,585
Energy (12.6%)
Exxon Mobil Corp.	155,369	12,688
Chevron Corp.	70,122	6,404
ConocoPhillips	45,962	2,484
Occidental Petroleum Corp.	28,466	2,152
Schlumberger Ltd.	24,992	1,928
Phillips 66	17,842	1,633
Valero Energy Corp.	18,524	1,331
Halliburton Co.	31,851	1,269
Marathon Petroleum Corp.	19,979	1,167
Baker Hughes Inc.	16,242	878
Apache Corp.	14,085	693
Devon Energy Corp.	14,396	662
Noble Energy Inc.	15,838	581
Anadarko Petroleum Corp.	9,086	544
National Oilwell Varco Inc.	14,304	534
Hess Corp.	8,987	530
Tesoro Corp.	4,588	528
Marathon Oil Corp.	25,235	442
Spectra Energy Corp.	11,759	308
* Cameron International Corp.	3,998	273
Pioneer Natural Resources Co.	1,725	250
Helmerich & Payne Inc.	4,016	234

* Newfield Exploration Co.	6,072	232
ONEOK Inc.	7,793	230
Cimarex Energy Co.	1,725	205
Transocean Ltd.	12,736	183
Murphy Oil Corp.	6,051	173
Ensco plc Class A	8,785	150
* Southwestern Energy Co.	14,327	129
EQT Corp.	1,924	110
^ Chesapeake Energy Corp.	19,269	102
* FMC Technologies Inc.	2,728	93
CONSOL Energy Inc.	8,532	67
Columbia Pipeline Group Inc.	2,961	57
Diamond Offshore Drilling Inc.	2,424	55
		39,299
Financials (25.8%)
* Berkshire Hathaway Inc. Class B	69,809	9,361
JPMorgan Chase & Co.	137,802	9,189
Bank of America Corp.	390,093	6,799
Citigroup Inc.	112,156	6,067
Wells Fargo & Co.	104,443	5,755
American International Group Inc.	48,215	3,066
Goldman Sachs Group Inc.	15,003	2,851
MetLife Inc.	41,619	2,126
Morgan Stanley	56,778	1,947
PNC Financial Services Group Inc.	19,137	1,828
Bank of New York Mellon Corp.	41,232	1,808
Capital One Financial Corp.	20,214	1,587
Prudential Financial Inc.	16,806	1,455
US Bancorp	32,075	1,408
ACE Ltd.	12,066	1,386
Travelers Cos. Inc.	11,598	1,329
CME Group Inc.	12,588	1,229
BB&T Corp.	29,050	1,122
Chubb Corp.	8,459	1,104
State Street Corp.	15,208	1,104
Aflac Inc.	16,050	1,047
American Express Co.	13,005	932
SunTrust Banks Inc.	19,306	838
Prologis Inc.	19,531	835
M&T Bank Corp.	5,960	747
Hartford Financial Services Group Inc.	15,460	706
Progressive Corp.	21,834	673
BlackRock Inc.	1,719	625
Fifth Third Bancorp	29,934	619
Allstate Corp.	8,802	552
Charles Schwab Corp.	15,616	526
Principal Financial Group Inc.	10,214	526
Lincoln National Corp.	9,351	514
Marsh & McLennan Cos. Inc.	7,900	437
XL Group plc Class A	11,265	430
Aon plc	4,385	415
KeyCorp	31,332	411
Loews Corp.	10,688	405
McGraw Hill Financial Inc.	3,757	362
Huntington Bancshares Inc.	29,927	350
Unum Group	9,192	337
Cincinnati Financial Corp.	5,502	336

Intercontinental Exchange Inc.	1,237	321
* Synchrony Financial	9,997	318
Northern Trust Corp.	4,160	312
Comerica Inc.	6,630	307
Franklin Resources Inc.	7,061	296
Discover Financial Services	4,867	276
Regions Financial Corp.	27,153	275
HCP Inc.	7,586	270
Torchmark Corp.	4,335	263
Nasdaq Inc.	4,408	258
Vornado Realty Trust	2,576	249
T. Rowe Price Group Inc.	3,151	240
Invesco Ltd.	6,870	231
Zions Bancorporation	7,608	228
Leucadia National Corp.	12,570	222
Assurant Inc.	2,489	213
* E*TRADE Financial Corp.	6,487	197
People's United Financial Inc.	11,551	193
Weyerhaeuser Co.	5,554	179
Plum Creek Timber Co. Inc.	3,257	166
SL Green Realty Corp.	1,376	162
* Affiliated Managers Group Inc.	748	133
		80,453
Health Care (10.4%)
Pfizer Inc.	229,815	7,531
Johnson & Johnson	43,339	4,388
Merck & Co. Inc.	45,131	2,392
UnitedHealth Group Inc.	18,121	2,042
Bristol-Myers Squibb Co.	29,204	1,957
Abbott Laboratories	33,323	1,497
Anthem Inc.	9,748	1,271
Eli Lilly & Co.	14,178	1,163
* Express Scripts Holding Co.	13,346	1,141
Cardinal Health Inc.	12,199	1,060
McKesson Corp.	5,023	951
Humana Inc.	5,519	931
Aetna Inc.	7,146	734
Cigna Corp.	5,372	725
Agilent Technologies Inc.	12,349	516
* Boston Scientific Corp.	27,043	494
* Laboratory Corp. of America Holdings	3,749	456
Perrigo Co. plc	2,726	407
Quest Diagnostics Inc.	5,349	366
* Vertex Pharmaceuticals Inc.	2,643	342
Baxter International Inc.	8,335	314
St. Jude Medical Inc.	3,991	252
Zimmer Biomet Holdings Inc.	2,103	212
Universal Health Services Inc. Class B	1,602	195
Baxalta Inc.	5,650	194
* Endo International plc	3,107	191
* HCA Holdings Inc.	2,493	170
* Henry Schein Inc.	995	156
* Waters Corp.	1,069	142
DENTSPLY International Inc.	1,981	120
* Varian Medical Systems Inc.	1,141	92
PerkinElmer Inc.	1,691	90
* Tenet Healthcare Corp.	1,850	61

Patterson Cos. Inc.	1,318	60
		32,613
Industrials (12.8%)
General Electric Co.	351,751	10,531
United Technologies Corp.	30,864	2,964
Boeing Co.	11,901	1,731
Caterpillar Inc.	22,456	1,631
Honeywell International Inc.	14,274	1,484
Raytheon Co.	11,312	1,403
Emerson Electric Co.	24,489	1,224
3M Co.	7,685	1,203
United Parcel Service Inc. Class B	11,192	1,153
Eaton Corp. plc	17,419	1,013
Deere & Co.	11,618	924
Danaher Corp.	9,527	918
Lockheed Martin Corp.	3,386	742
Northrop Grumman Corp.	3,770	703
FedEx Corp.	4,406	699
Stanley Black & Decker Inc.	5,712	624
Cummins Inc.	6,191	621
Ingersoll-Rand plc	9,889	580
General Dynamics Corp.	3,731	546
Precision Castparts Corp.	2,356	546
Parker-Hannifin Corp.	5,159	540
Illinois Tool Works Inc.	5,404	508
Waste Management Inc.	7,838	421
* United Continental Holdings Inc.	7,179	400
Republic Services Inc. Class A	8,974	394
Dover Corp.	5,832	384
Pentair plc	6,711	381
L-3 Communications Holdings Inc.	2,994	367
Norfolk Southern Corp.	3,707	352
PACCAR Inc.	6,216	323
Tyco International plc	8,012	283
American Airlines Group Inc.	6,810	281
Fluor Corp.	5,403	263
Rockwell Automation Inc.	2,449	261
Xylem Inc.	6,763	252
Textron Inc.	5,664	242
WW Grainger Inc.	1,154	231
Flowserve Corp.	4,972	230
ADT Corp.	6,332	225
Roper Technologies Inc.	1,126	218
Masco Corp.	7,049	211
AMETEK Inc.	3,609	204
* Jacobs Engineering Group Inc.	4,613	204
Expeditors International of Washington Inc.	3,736	181
Kansas City Southern	1,886	171
Rockwell Collins Inc.	1,819	169
Pitney Bowes Inc.	7,523	163
Fastenal Co.	4,002	162
Equifax Inc.	1,321	147
Ryder System Inc.	1,983	131
Snap-on Inc.	735	127
* Verisk Analytics Inc. Class A	1,555	117
Allegion plc	1,251	84
* Quanta Services Inc.	3,204	71

Dun & Bradstreet Corp.	481	52
		39,990
Information Technology (6.4%)
International Business Machines Corp.	33,581	4,682
Cisco Systems Inc.	68,226	1,859
Oracle Corp.	41,202	1,606
Accenture plc Class A	10,002	1,072
* Hewlett Packard Enterprise Co.	67,313	1,000
* HP Inc.	67,313	844
Texas Instruments Inc.	13,769	800
* salesforce.com inc	7,400	590
TE Connectivity Ltd.	8,096	543
EMC Corp.	20,800	527
* Adobe Systems Inc.	5,749	526
Corning Inc.	26,039	488
* PayPal Holdings Inc.	13,638	481
Juniper Networks Inc.	13,180	397
Harris Corp.	4,623	384
Xerox Corp.	35,463	374
Analog Devices Inc.	5,728	353
CA Inc.	11,675	328
Applied Materials Inc.	16,106	302
Altera Corp.	5,522	292
Fidelity National Information Services Inc.	3,883	247
Xilinx Inc.	4,915	244
Paychex Inc.	4,313	234
Symantec Corp.	11,473	225
Motorola Solutions Inc.	3,117	224
KLA-Tencor Corp.	3,228	215
Linear Technology Corp.	4,112	188
NetApp Inc.	5,366	164
* CSRA Inc.	5,113	161
* First Solar Inc.	2,822	159
Western Union Co.	8,360	158
Microchip Technology Inc.	2,981	144
Total System Services Inc.	2,018	113
FLIR Systems Inc.	2,752	84
* Teradata Corp.	2,329	70
		20,078
Materials (3.7%)
Dow Chemical Co.	43,156	2,250
LyondellBasell Industries NV Class A	13,889	1,331
EI du Pont de Nemours & Co.	16,858	1,135
International Paper Co.	15,566	651
Praxair Inc.	5,018	566
Monsanto Co.	5,574	530
WestRock Co.	9,758	494
Nucor Corp.	11,910	494
Alcoa Inc.	48,808	457
Eastman Chemical Co.	5,542	403
Mosaic Co.	12,566	398
Newmont Mining Corp.	19,713	363
PPG Industries Inc.	3,431	363
Freeport-McMoRan Inc.	42,365	347
Air Products & Chemicals Inc.	2,093	286
Avery Dennison Corp.	3,409	225

FMC Corp.	4,981	214
Vulcan Materials Co.	1,986	204
CF Industries Holdings Inc.	3,996	184
Airgas Inc.	1,151	159
International Flavors & Fragrances Inc.	1,292	155
Sealed Air Corp.	2,761	125
* Owens-Illinois Inc.	5,992	116
Ball Corp.	1,591	110
		11,560
Telecommunication Services (4.9%)
AT&T Inc.	229,207	7,717
Verizon Communications Inc.	151,502	6,886
CenturyLink Inc.	20,978	565
Frontier Communications Corp.	24,378	122
		15,290
Utilities (5.3%)
Duke Energy Corp.	25,651	1,738
Southern Co.	33,852	1,508
American Electric Power Co. Inc.	18,279	1,024
PG&E Corp.	18,228	961
Exelon Corp.	34,261	936
PPL Corp.	24,966	850
NextEra Energy Inc.	8,406	839
Dominion Resources Inc.	11,739	791
Public Service Enterprise Group Inc.	18,849	737
Consolidated Edison Inc.	10,914	678
Xcel Energy Inc.	18,902	674
Eversource Energy	11,818	602
DTE Energy Co.	6,690	538
FirstEnergy Corp.	15,744	494
Entergy Corp.	6,692	446
Edison International	6,798	404
Ameren Corp.	9,042	396
Sempra Energy	3,952	392
CMS Energy Corp.	10,311	361
SCANA Corp.	5,326	315
WEC Energy Group Inc.	6,001	296
CenterPoint Energy Inc.	16,035	272
Pinnacle West Capital Corp.	4,131	262
AES Corp.	25,444	254
Pepco Holdings Inc.	9,446	243
TECO Energy Inc.	8,765	231
AGL Resources Inc.	2,687	168
NRG Energy Inc.	12,322	152
NiSource Inc.	6,260	120
		16,682
Total Common Stocks (Cost $297,300)		312,560

	Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund	0.239%		1,131,307	1,131

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.145%	12/28/15	100	100
Total Temporary Cash Investments (Cost $1,231)				1,231
Total Investments (100.4%) (Cost $298,531)				313,791
Other Assets and Liabilities-Net (-0.4%)[2]				(1,294)
Net Assets (100%)				312,497

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $86,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $98,000 of collateral received for securities on loan.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

S&P 500 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	312,560	—	—
Temporary Cash Investments	1,131	100	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	313,682	100	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2015.

D. At November 30, 2015, the cost of investment securities for tax purposes was $298,531,000. Net unrealized appreciation of investment securities for tax purposes was $15,260,000, consisting of unrealized gains of $31,139,000 on securities that had risen in value since their purchase and $15,879,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (17.3%)
* Amazon.com Inc.	25,280	16,806
Walt Disney Co.	102,606	11,643
Home Depot Inc.	84,914	11,368
Comcast Corp. Class A	108,917	6,629
NIKE Inc. Class B	44,778	5,923
Lowe's Cos. Inc.	61,150	4,684
* Priceline Group Inc.	3,341	4,172
Starbucks Corp.	65,631	4,029
Time Warner Inc.	53,794	3,765
McDonald's Corp.	32,281	3,685
* Netflix Inc.	28,080	3,463
Time Warner Cable Inc.	12,496	2,309
TJX Cos. Inc.	29,364	2,073
Twenty-First Century Fox Inc. Class A	62,142	1,834
* O'Reilly Automotive Inc.	6,551	1,729
* AutoZone Inc.	2,039	1,598
VF Corp.	22,446	1,452
Ross Stores Inc.	27,275	1,419
* Chipotle Mexican Grill Inc. Class A	2,057	1,192
* Dollar Tree Inc.	15,538	1,173
Yum! Brands Inc.	15,982	1,159
L Brands Inc.	11,855	1,131
* Under Armour Inc. Class A	11,917	1,028
Marriott International Inc. Class A	13,201	936
Hanesbrands Inc.	26,544	814
Expedia Inc.	6,595	812
Tractor Supply Co.	8,989	803
Dollar General Corp.	12,101	792
Advance Auto Parts Inc.	4,844	788
DR Horton Inc.	21,517	695
Signet Jewelers Ltd.	5,264	692
CBS Corp. Class B	13,526	683
Omnicom Group Inc.	8,370	619
* TripAdvisor Inc.	7,475	616
Wyndham Worldwide Corp.	7,811	593
Royal Caribbean Cruises Ltd.	6,369	590
Lennar Corp. Class A	11,464	587
Viacom Inc. Class B	11,728	584
* Michael Kors Holdings Ltd.	12,802	551
Genuine Parts Co.	5,813	527
Newell Rubbermaid Inc.	11,719	523
Nordstrom Inc.	9,220	519
* Discovery Communications Inc.	17,076	505
Harman International Industries Inc.	4,704	485
Starwood Hotels & Resorts Worldwide Inc.	6,288	452
Leggett & Platt Inc.	9,051	422
Tiffany & Co.	5,103	407
* CarMax Inc.	6,892	395
H&R Block Inc.	10,459	384

* Mohawk Industries Inc.	1,979	377
Harley-Davidson Inc.	7,348	359
Scripps Networks Interactive Inc. Class A	6,235	354
Macy's Inc.	8,927	349
Wynn Resorts Ltd.	5,395	339
* Discovery Communications Inc. Class A	9,865	307
Interpublic Group of Cos. Inc.	13,311	306
* Bed Bath & Beyond Inc.	5,499	300
Ralph Lauren Corp. Class A	2,167	269
Hasbro Inc.	3,631	265
PulteGroup Inc.	11,259	219
Gap Inc.	6,932	185
Garmin Ltd.	4,468	169
* AutoNation Inc.	2,182	139
* Fossil Group Inc.	1,778	68
		114,043
Consumer Staples (9.1%)
Altria Group Inc.	129,601	7,465
CVS Health Corp.	73,580	6,923
Procter & Gamble Co.	87,797	6,571
Coca-Cola Co.	144,846	6,173
PepsiCo Inc.	58,249	5,834
Philip Morris International Inc.	56,315	4,922
Reynolds American Inc.	54,772	2,533
Colgate-Palmolive Co.	35,006	2,299
Kimberly-Clark Corp.	13,446	1,602
Constellation Brands Inc. Class A	11,337	1,590
* Monster Beverage Corp.	10,022	1,550
Kraft Heinz Co.	19,586	1,443
General Mills Inc.	19,734	1,140
Kroger Co.	30,225	1,138
Dr Pepper Snapple Group Inc.	12,583	1,129
Mead Johnson Nutrition Co.	13,424	1,082
Molson Coors Brewing Co. Class B	10,462	963
Brown-Forman Corp. Class B	7,020	720
Estee Lauder Cos. Inc. Class A	8,337	701
Clorox Co.	4,942	614
Kellogg Co.	8,256	568
Hershey Co.	5,969	515
ConAgra Foods Inc.	11,151	457
Keurig Green Mountain Inc.	7,956	417
Hormel Foods Corp.	5,063	379
Coca-Cola Enterprises Inc.	7,223	363
McCormick & Co. Inc.	4,223	363
Campbell Soup Co.	6,886	360
		59,814
Energy (2.4%)
EOG Resources Inc.	36,256	3,025
Schlumberger Ltd.	39,204	3,025
Kinder Morgan Inc.	118,696	2,798
Williams Cos. Inc.	44,969	1,644
Anadarko Petroleum Corp.	17,412	1,043
Pioneer Natural Resources Co.	6,814	986
Spectra Energy Corp.	23,463	615
Cabot Oil & Gas Corp.	27,394	516
* Cameron International Corp.	5,577	381

Cimarex Energy Co.	3,193	380
EQT Corp.	6,630	379
* FMC Technologies Inc.	10,334	351
Range Resources Corp.	11,163	319
Columbia Pipeline Group Inc.	15,729	301
		15,763
Financials (8.8%)
Wells Fargo & Co.	123,507	6,805
Simon Property Group Inc.	20,394	3,798
American Tower Corporation	27,930	2,776
American Express Co.	33,150	2,375
Public Storage	9,690	2,326
US Bancorp	52,501	2,304
BlackRock Inc.	5,405	1,966
Equity Residential	24,006	1,916
Crown Castle International Corp.	22,000	1,890
Charles Schwab Corp.	51,419	1,733
AvalonBay Communities Inc.	8,759	1,592
Welltower Inc.	23,203	1,466
Ameriprise Financial Inc.	11,746	1,327
Intercontinental Exchange Inc.	5,098	1,325
Boston Properties Inc.	10,123	1,265
* Synchrony Financial	37,469	1,193
Moody's Corp.	11,530	1,189
Ventas Inc.	22,012	1,174
Marsh & McLennan Cos. Inc.	20,962	1,159
Equinix Inc.	3,872	1,148
Discover Financial Services	20,171	1,145
McGraw Hill Financial Inc.	11,316	1,092
Aon plc	10,749	1,018
Essex Property Trust Inc.	4,350	1,004
General Growth Properties Inc.	38,695	986
T. Rowe Price Group Inc.	11,370	866
Host Hotels & Resorts Inc.	49,729	826
Realty Income Corp.	16,451	816
Weyerhaeuser Co.	24,167	777
* CBRE Group Inc. Class A	19,106	716
Kimco Realty Corp.	27,353	714
Macerich Co.	8,912	697
Vornado Realty Trust	7,160	693
Allstate Corp.	10,873	682
HCP Inc.	17,075	607
Franklin Resources Inc.	13,054	547
Invesco Ltd.	16,108	543
Northern Trust Corp.	7,113	533
SL Green Realty Corp.	4,153	490
* Affiliated Managers Group Inc.	2,262	401
Regions Financial Corp.	39,477	400
Apartment Investment & Management Co.	10,338	394
Iron Mountain Inc.	12,701	353
Legg Mason Inc.	7,260	322
Navient Corp.	24,760	295
Plum Creek Timber Co. Inc.	5,779	294
* E*TRADE Financial Corp.	7,668	233
		58,171

Health Care (18.1%)
Johnson & Johnson	106,129	10,744
Gilead Sciences Inc.	96,960	10,274
* Allergan plc	25,966	8,150
Amgen Inc.	50,103	8,072
Medtronic plc	93,425	7,039
AbbVie Inc.	109,285	6,355
* Celgene Corp.	52,236	5,717
Merck & Co. Inc.	106,092	5,624
* Biogen Inc.	14,692	4,215
Bristol-Myers Squibb Co.	58,407	3,914
Thermo Fisher Scientific Inc.	26,281	3,637
UnitedHealth Group Inc.	30,828	3,475
Eli Lilly & Co.	39,224	3,218
* Regeneron Pharmaceuticals Inc.	5,097	2,775
* Alexion Pharmaceuticals Inc.	14,907	2,660
Becton Dickinson and Co.	13,859	2,082
Stryker Corp.	20,849	2,011
* Express Scripts Holding Co.	20,933	1,789
Abbott Laboratories	39,376	1,769
* Illumina Inc.	9,536	1,754
* Vertex Pharmaceuticals Inc.	11,449	1,481
Zoetis Inc.	30,287	1,414
* Mylan NV	27,217	1,396
AmerisourceBergen Corp. Class A	13,539	1,335
* Intuitive Surgical Inc.	2,440	1,269
McKesson Corp.	6,434	1,218
* Cerner Corp.	20,244	1,207
* Edwards Lifesciences Corp.	7,087	1,155
* HCA Holdings Inc.	16,717	1,138
Aetna Inc.	10,340	1,062
Cigna Corp.	7,499	1,012
CR Bard Inc.	4,912	918
Baxalta Inc.	25,819	888
* DaVita HealthCare Partners Inc.	11,265	823
Baxter International Inc.	21,316	803
Zimmer Biomet Holdings Inc.	7,543	762
* Boston Scientific Corp.	40,927	748
St. Jude Medical Inc.	11,563	730
Perrigo Co. plc	4,834	722
* Henry Schein Inc.	3,756	588
* Mallinckrodt plc	7,765	527
* Endo International plc	8,268	508
* Waters Corp.	3,536	470
Universal Health Services Inc. Class B	3,220	391
* Varian Medical Systems Inc.	4,507	364
DENTSPLY International Inc.	5,752	349
PerkinElmer Inc.	4,506	240
Patterson Cos. Inc.	3,399	155
* Tenet Healthcare Corp.	3,291	109
		119,056
Industrials (7.8%)
Union Pacific Corp.	57,346	4,814
3M Co.	27,604	4,322
Boeing Co.	21,051	3,062
Honeywell International Inc.	26,294	2,733
United Parcel Service Inc. Class B	26,242	2,703

Lockheed Martin Corp.	11,618	2,546
Delta Air Lines Inc.	52,565	2,442
Danaher Corp.	22,341	2,154
Southwest Airlines Co.	43,551	1,998
General Dynamics Corp.	13,397	1,962
CSX Corp.	65,031	1,849
FedEx Corp.	9,521	1,510
Norfolk Southern Corp.	13,311	1,265
American Airlines Group Inc.	29,530	1,218
Illinois Tool Works Inc.	12,213	1,148
Precision Castparts Corp.	4,894	1,133
Nielsen Holdings plc	24,194	1,129
Northrop Grumman Corp.	5,682	1,059
Roper Technologies Inc.	4,670	904
Waste Management Inc.	13,862	745
* United Continental Holdings Inc.	12,250	683
* Stericycle Inc.	5,629	680
PACCAR Inc.	12,455	647
CH Robinson Worldwide Inc.	9,392	633
Equifax Inc.	5,479	611
* Verisk Analytics Inc. Class A	7,483	561
AMETEK Inc.	9,626	544
Cintas Corp.	5,914	542
Rockwell Collins Inc.	5,505	510
* United Rentals Inc.	6,307	496
Fastenal Co.	12,109	491
Tyco International plc	13,675	483
Rockwell Automation Inc.	4,532	482
JB Hunt Transport Services Inc.	6,078	476
Robert Half International Inc.	8,908	456
Snap-on Inc.	2,540	437
WW Grainger Inc.	1,971	395
Kansas City Southern	3,948	359
Textron Inc.	8,254	352
Masco Corp.	10,243	306
Expeditors International of Washington Inc.	5,892	286
Allegion plc	4,119	277
Dun & Bradstreet Corp.	1,529	165
* Quanta Services Inc.	5,064	112
		51,680
Information Technology (33.1%)
Apple Inc.	376,648	44,557
Microsoft Corp.	528,499	28,724
* Facebook Inc. Class A	149,205	15,553
* Alphabet Inc. Class A	19,108	14,577
* Alphabet Inc.	19,497	14,478
Intel Corp.	314,132	10,922
Visa Inc. Class A	128,992	10,192
MasterCard Inc. Class A	65,869	6,450
Cisco Systems Inc.	214,997	5,859
Oracle Corp.	141,902	5,530
QUALCOMM Inc.	103,718	5,060
Automatic Data Processing Inc.	30,739	2,652
* Cognizant Technology Solutions Corp. Class A	40,251	2,599
Texas Instruments Inc.	43,300	2,517
Accenture plc Class A	23,458	2,515
EMC Corp.	90,268	2,287

Avago Technologies Ltd. Class A	17,125	2,234
* salesforce.com inc	27,807	2,216
* eBay Inc.	74,001	2,190
* Adobe Systems Inc.	22,633	2,070
Broadcom Corp. Class A	36,848	2,013
* Yahoo! Inc.	57,236	1,935
Intuit Inc.	18,279	1,832
* PayPal Holdings Inc.	48,999	1,728
* Fiserv Inc.	15,461	1,488
* Electronic Arts Inc.	20,549	1,393
Activision Blizzard Inc.	33,158	1,249
* Alliance Data Systems Corp.	4,060	1,165
* Micron Technology Inc.	71,112	1,133
Amphenol Corp. Class A	20,463	1,127
NVIDIA Corp.	33,796	1,072
Skyworks Solutions Inc.	12,573	1,044
SanDisk Corp.	13,527	999
* Red Hat Inc.	12,151	989
Applied Materials Inc.	50,769	953
Western Digital Corp.	15,249	952
* Autodesk Inc.	14,909	946
TE Connectivity Ltd.	12,249	822
Lam Research Corp.	10,427	815
* Citrix Systems Inc.	10,593	812
Fidelity National Information Services Inc.	11,740	747
Paychex Inc.	13,625	739
Seagate Technology plc	19,989	718
* Akamai Technologies Inc.	11,828	681
Corning Inc.	34,894	654
Analog Devices Inc.	10,599	653
* VeriSign Inc.	6,584	589
* Qorvo Inc.	9,337	542
Altera Corp.	10,212	539
Symantec Corp.	24,911	488
* F5 Networks Inc.	4,702	484
Total System Services Inc.	7,626	427
Microchip Technology Inc.	8,627	417
Xilinx Inc.	8,354	415
Linear Technology Corp.	8,540	390
Motorola Solutions Inc.	5,118	367
Western Union Co.	18,957	358
NetApp Inc.	10,334	317
KLA-Tencor Corp.	4,695	312
* Teradata Corp.	4,655	139
FLIR Systems Inc.	4,387	134
		217,759
Materials (2.1%)
Ecolab Inc.	17,507	2,086
EI du Pont de Nemours & Co.	29,847	2,010
Monsanto Co.	19,134	1,821
Sherwin-Williams Co.	5,222	1,442
PPG Industries Inc.	11,778	1,245
Air Products & Chemicals Inc.	9,056	1,240
Praxair Inc.	10,007	1,129
Martin Marietta Materials Inc.	4,439	699
Vulcan Materials Co.	5,286	543
Ball Corp.	6,305	438

Sealed Air Corp.			8,720	395
CF Industries Holdings Inc.			8,328	384
International Flavors & Fragrances Inc.			3,037	364
Airgas Inc.			2,392	330
				14,126
Telecommunication Services (0.2%)
* Level 3 Communications Inc.			18,999	966
Frontier Communications Corp.			34,034	170
				1,136
Utilities (0.8%)
NextEra Energy Inc.			15,472	1,545
Dominion Resources Inc.			18,411	1,240
Sempra Energy			8,537	847
Edison International			9,449	561
WEC Energy Group Inc.			10,196	503
AGL Resources Inc.			3,175	199
NiSource Inc.			9,937	191
				5,086
Total Common Stocks (Cost $563,697)				656,634
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.239%		900,102	900

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Federal Home Loan Bank Discount Notes	0.140%	12/28/15	100	100
[3,4] Federal Home Loan Bank Discount Notes	0.200%	2/5/16	200	200
				300
Total Temporary Cash Investments (Cost $1,200)				1,200
Total Investments (99.9%) (Cost $564,897)				657,834
Other Assets and Liabilities-Net (0.1%)				898
Net Assets (100%)				658,732

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

S&P 500 Growth Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	656,634	—	—
Temporary Cash Investments	900	300	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	657,525	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

S&P 500 Growth Index Fund

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	2	1,040	68
E-mini S&P 500 Index	December 2015	8	832	5
				73

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $564,897,000. Net unrealized appreciation of investment securities for tax purposes was $92,937,000, consisting of unrealized gains of $108,988,000 on securities that had risen in value since their purchase and $16,051,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.6%)
*	Jarden Corp.	139,120	6,494
	Foot Locker Inc.	97,678	6,349
*	LKQ Corp.	213,808	6,305
	Polaris Industries Inc.	43,139	4,548
*	NVR Inc.	2,677	4,504
*	Toll Brothers Inc.	113,709	4,228
	Domino's Pizza Inc.	38,509	4,139
	Service Corp. International	140,520	3,914
	Williams-Sonoma Inc.	59,069	3,741
*	AMC Networks Inc. Class A	42,694	3,471
*	Tempur Sealy International Inc.	43,405	3,451
	Gentex Corp.	205,381	3,437
	Brunswick Corp.	64,482	3,394
	Carter's Inc.	36,639	3,159
*	Panera Bread Co. Class A	17,120	3,112
	Dunkin' Brands Group Inc.	66,796	2,834
*	Skechers U.S.A. Inc. Class A	89,818	2,713
*	Live Nation Entertainment Inc.	102,189	2,595
	Cinemark Holdings Inc.	73,992	2,568
	Dick's Sporting Goods Inc.	65,694	2,564
*	Office Depot Inc.	346,011	2,280
	CalAtlantic Group Inc.	53,477	2,251
*	Buffalo Wild Wings Inc.	13,337	2,137
^	Cracker Barrel Old Country Store Inc.	16,804	2,116
	Tupperware Brands Corp.	34,993	1,987
	CST Brands Inc.	53,041	1,975
	American Eagle Outfitters Inc.	126,118	1,964
*	Vista Outdoor Inc.	44,324	1,952
	Brinker International Inc.	42,162	1,923
	Jack in the Box Inc.	25,658	1,902
	Thor Industries Inc.	31,977	1,852
	Dana Holding Corp.	112,438	1,848
*	Kate Spade & Co.	89,568	1,795
	John Wiley & Sons Inc. Class A	34,640	1,787
*	JC Penney Co. Inc.	214,316	1,708
	Graham Holdings Co. Class B	3,148	1,704
*	Murphy USA Inc.	28,254	1,683
*	Cabela's Inc.	35,027	1,642
	Big Lots Inc.	36,397	1,638
	Wendy's Co.	152,851	1,606
	Cheesecake Factory Inc.	31,680	1,493
*	TRI Pointe Group Inc.	102,130	1,425
	Cable One Inc.	3,117	1,391
*	Ascena Retail Group Inc.	120,244	1,362
	Time Inc.	75,618	1,258
	New York Times Co. Class A	88,875	1,251
	Abercrombie & Fitch Co.	48,817	1,248
	Meredith Corp.	26,426	1,233
*	DreamWorks Animation SKG Inc. Class A	49,796	1,227

Sotheby's	42,969	1,216
Chico's FAS Inc.	95,979	1,152
HSN Inc.	22,641	1,130
* Deckers Outdoor Corp.	22,520	1,102
Aaron's Inc.	44,504	1,080
DeVry Education Group Inc.	40,122	953
KB Home	62,392	879
Guess? Inc.	44,646	879
MDC Holdings Inc.	26,787	703
International Speedway Corp. Class A	18,280	651
Rent-A-Center Inc.	36,333	623
* Apollo Education Group Inc.	27,834	197
		137,723
Consumer Staples (4.2%)
Church & Dwight Co. Inc.	91,817	7,875
* WhiteWave Foods Co. Class A	123,247	5,008
Ingredion Inc.	50,048	4,933
* Edgewell Personal Care Co.	43,616	3,511
Casey's General Stores Inc.	27,343	3,179
* Hain Celestial Group Inc.	71,964	3,073
Flowers Foods Inc.	129,718	3,051
* Post Holdings Inc.	42,574	2,960
* TreeHouse Foods Inc.	30,206	2,612
Lancaster Colony Corp.	13,629	1,584
* United Natural Foods Inc.	35,140	1,543
Energizer Holdings Inc.	43,633	1,476
* Boston Beer Co. Inc. Class A	6,808	1,454
Dean Foods Co.	66,260	1,243
* SUPERVALU Inc.	182,546	1,227
Avon Products Inc.	298,106	1,028
Tootsie Roll Industries Inc.	12,205	391
		46,148
Energy (3.5%)
HollyFrontier Corp.	132,218	6,357
Energen Corp.	55,262	3,276
Oceaneering International Inc.	68,620	3,001
^ Noble Corp. plc	169,721	2,252
Western Refining Inc.	49,612	2,245
World Fuel Services Corp.	50,347	2,195
Nabors Industries Ltd.	204,720	2,070
* Gulfport Energy Corp.	75,905	1,930
QEP Resources Inc.	112,783	1,782
Rowan Cos. plc Class A	87,546	1,780
* Dril-Quip Inc.	27,153	1,714
Patterson-UTI Energy Inc.	103,266	1,675
Superior Energy Services Inc.	105,762	1,657
* WPX Energy Inc.	164,111	1,408
SM Energy Co.	47,676	1,400
* Oil States International Inc.	35,995	1,142
Denbury Resources Inc.	243,418	901
California Resources Corp.	214,389	879
Atwood Oceanics Inc.	39,825	632
		38,296
Financials (26.7%)
Extra Space Storage Inc.	86,139	7,214
Federal Realty Investment Trust	48,470	7,102

UDR Inc.	183,714	6,781
Everest Re Group Ltd.	30,985	5,715
* Alleghany Corp.	11,198	5,704
* Signature Bank	35,676	5,642
New York Community Bancorp Inc.	340,050	5,577
Arthur J Gallagher & Co.	122,393	5,355
SEI Investments Co.	97,712	5,315
Raymond James Financial Inc.	89,861	5,277
Jones Lang LaSalle Inc.	31,529	5,238
Duke Realty Corp.	242,100	4,927
FactSet Research Systems Inc.	29,043	4,924
* SVB Financial Group	36,097	4,782
Mid-America Apartment Communities Inc.	52,856	4,681
Alexandria Real Estate Equities Inc.	50,706	4,669
Camden Property Trust	60,905	4,652
MSCI Inc. Class A	64,800	4,544
Regency Centers Corp.	66,027	4,449
East West Bancorp Inc.	100,875	4,376
Kilroy Realty Corp.	64,660	4,315
Reinsurance Group of America Inc. Class A	46,611	4,283
CBOE Holdings Inc.	58,054	4,192
Omega Healthcare Investors Inc.	113,436	3,907
WR Berkley Corp.	69,211	3,852
American Financial Group Inc.	50,379	3,728
PacWest Bancorp	79,050	3,717
National Retail Properties Inc.	94,277	3,626
RenaissanceRe Holdings Ltd.	32,219	3,569
Liberty Property Trust	105,096	3,563
StanCorp Financial Group Inc.	29,665	3,371
Lamar Advertising Co. Class A	57,449	3,356
BioMed Realty Trust Inc.	141,702	3,326
Old Republic International Corp.	169,366	3,211
American Campus Communities Inc.	78,771	3,182
Synovus Financial Corp.	92,569	3,090
Taubman Centers Inc.	42,681	3,067
Douglas Emmett Inc.	97,467	3,019
First American Financial Corp.	76,195	3,005
Bank of the Ozarks Inc.	54,797	2,974
Eaton Vance Corp.	82,410	2,960
Hospitality Properties Trust	106,242	2,950
Highwoods Properties Inc.	66,009	2,875
Endurance Specialty Holdings Ltd.	42,490	2,803
Weingarten Realty Investors	79,970	2,796
MarketAxess Holdings Inc.	26,159	2,793
Umpqua Holdings Corp.	154,543	2,769
CNO Financial Group Inc.	134,814	2,727
Cullen/Frost Bankers Inc.	38,994	2,721
Commerce Bancshares Inc.	59,112	2,714
First Niagara Financial Group Inc.	248,855	2,683
Brown & Brown Inc.	82,006	2,662
Hanover Insurance Group Inc.	30,995	2,622
Webster Financial Corp.	64,473	2,592
Prosperity Bancshares Inc.	46,178	2,559
Sovran Self Storage Inc.	25,134	2,526
First Horizon National Corp.	164,137	2,441
Senior Housing Properties Trust	166,510	2,406
FirstMerit Corp.	116,265	2,352

Post Properties Inc.	38,298	2,258
Tanger Factory Outlet Centers Inc.	67,225	2,239
LaSalle Hotel Properties	79,340	2,238
* Stifel Financial Corp.	48,702	2,209
Waddell & Reed Financial Inc. Class A	58,737	2,197
Associated Banc-Corp	105,362	2,161
Aspen Insurance Holdings Ltd.	42,632	2,154
Rayonier Inc.	88,339	2,132
Corrections Corp. of America	82,151	2,118
Bank of Hawaii Corp.	30,513	2,111
Federated Investors Inc. Class B	66,788	2,092
* SLM Corp.	298,735	2,018
Cathay General Bancorp	53,891	1,849
Care Capital Properties Inc.	58,028	1,837
Valley National Bancorp	163,253	1,819
TCF Financial Corp.	118,623	1,817
Primerica Inc.	34,792	1,783
Fulton Financial Corp.	122,724	1,776
* Genworth Financial Inc. Class A	348,939	1,762
WisdomTree Investments Inc.	80,374	1,748
Washington Federal Inc.	65,930	1,704
BancorpSouth Inc.	61,146	1,645
Communications Sales & Leasing Inc.	84,501	1,644
Janus Capital Group Inc.	103,430	1,633
Hancock Holding Co.	54,780	1,595
Urban Edge Properties	64,779	1,554
Corporate Office Properties Trust	66,321	1,478
Mack-Cali Realty Corp.	62,504	1,469
Equity One Inc.	51,785	1,410
Kemper Corp.	34,163	1,404
WP Glimcher Inc.	130,010	1,372
Mercury General Corp.	25,545	1,322
Alexander & Baldwin Inc.	32,236	1,222
Trustmark Corp.	47,405	1,197
International Bancshares Corp.	39,182	1,195
Potlatch Corp.	28,552	954
		291,344
Health Care (9.4%)
* Hologic Inc.	171,908	6,936
* Mettler-Toledo International Inc.	19,422	6,657
ResMed Inc.	98,530	5,869
Cooper Cos. Inc.	34,073	4,983
* United Therapeutics Corp.	31,934	4,874
* Centene Corp.	83,510	4,823
* MEDNAX Inc.	65,971	4,708
* IDEXX Laboratories Inc.	64,518	4,569
* STERIS plc	59,559	4,549
* Sirona Dental Systems Inc.	39,170	4,249
Teleflex Inc.	29,171	3,842
* Health Net Inc.	54,201	3,429
* Align Technology Inc.	51,104	3,411
West Pharmaceutical Services Inc.	50,497	3,184
* VCA Inc.	56,914	3,132
* Amsurg Corp.	33,976	2,856
* PAREXEL International Corp.	38,812	2,633
* WellCare Health Plans Inc.	30,911	2,550
* Charles River Laboratories International Inc.	32,810	2,512

* Community Health Systems Inc.	82,850	2,398
Bio-Techne Corp.	26,069	2,378
* LifePoint Health Inc.	31,150	2,231
* Bio-Rad Laboratories Inc. Class A	14,505	2,027
* Allscripts Healthcare Solutions Inc.	132,518	2,018
Hill-Rom Holdings Inc.	39,557	2,014
* Catalent Inc.	69,005	1,922
* Akorn Inc.	56,191	1,871
* LivaNova plc	29,660	1,775
* Molina Healthcare Inc.	28,707	1,730
Owens & Minor Inc.	44,209	1,703
* Halyard Health Inc.	32,712	1,046
		102,879
Industrials (15.4%)
Alaska Air Group Inc.	89,275	7,118
Acuity Brands Inc.	30,531	7,049
Towers Watson & Co. Class A	48,583	6,535
Fortune Brands Home & Security Inc.	112,148	6,165
* JetBlue Airways Corp.	220,749	5,461
Wabtec Corp.	67,789	5,431
ManpowerGroup Inc.	53,853	4,862
Waste Connections Inc.	86,540	4,717
Huntington Ingalls Industries Inc.	33,533	4,390
IDEX Corp.	54,272	4,277
AO Smith Corp.	53,107	4,236
Carlisle Cos. Inc.	45,743	4,046
Lennox International Inc.	28,105	3,820
Orbital ATK Inc.	41,449	3,561
Hubbell Inc. Class B	35,559	3,531
B/E Aerospace Inc.	74,496	3,443
* AECOM	105,874	3,370
* Old Dominion Freight Line Inc.	49,054	3,125
Graco Inc.	40,487	3,055
* Copart Inc.	76,752	3,029
Toro Co.	38,439	2,963
Trinity Industries Inc.	108,325	2,941
Nordson Corp.	40,105	2,909
Donaldson Co. Inc.	88,055	2,765
* Genesee & Wyoming Inc. Class A	39,902	2,764
Lincoln Electric Holdings Inc.	47,745	2,695
AGCO Corp.	52,565	2,642
ITT Corp.	62,704	2,490
* Kirby Corp.	38,420	2,482
Oshkosh Corp.	54,932	2,409
RR Donnelley & Sons Co.	146,381	2,355
* Teledyne Technologies Inc.	24,824	2,297
Watsco Inc.	18,026	2,291
MSC Industrial Direct Co. Inc. Class A	33,959	2,095
Deluxe Corp.	35,045	2,055
* Esterline Technologies Corp.	21,612	2,055
Regal Beloit Corp.	31,452	2,027
Woodward Inc.	40,141	2,024
KBR Inc.	101,255	1,968
Valmont Industries Inc.	16,309	1,912
Landstar System Inc.	30,567	1,908
CLARCOR Inc.	35,143	1,857
CEB Inc.	23,517	1,817

Crane Co.	34,614	1,801
Rollins Inc.	65,938	1,790
Timken Co.	51,598	1,664
Kennametal Inc.	55,719	1,630
* Clean Harbors Inc.	37,303	1,615
Terex Corp.	76,121	1,559
GATX Corp.	30,311	1,403
Triumph Group Inc.	34,595	1,386
* NOW Inc.	75,200	1,382
HNI Corp.	31,118	1,377
Herman Miller Inc.	41,986	1,331
* KLX Inc.	37,022	1,188
Granite Construction Inc.	27,635	1,127
* FTI Consulting Inc.	29,363	1,098
MSA Safety Inc.	22,282	1,045
Joy Global Inc.	67,167	1,031
Werner Enterprises Inc.	30,528	823
		168,192
Information Technology (16.4%)
Global Payments Inc.	91,321	6,470
* ANSYS Inc.	63,210	5,892
* Synopsys Inc.	109,353	5,476
* Gartner Inc.	58,231	5,433
CDK Global Inc.	112,237	5,321
Broadridge Financial Solutions Inc.	82,937	4,560
* Cadence Design Systems Inc.	204,329	4,557
Jack Henry & Associates Inc.	56,796	4,509
Avnet Inc.	94,289	4,273
* Trimble Navigation Ltd.	180,257	4,128
* Tyler Technologies Inc.	22,693	4,049
* Ultimate Software Group Inc.	20,047	3,959
* Manhattan Associates Inc.	51,485	3,944
* Arrow Electronics Inc.	66,215	3,745
* Fortinet Inc.	102,022	3,675
* Keysight Technologies Inc.	118,754	3,659
Jabil Circuit Inc.	135,931	3,479
Ingram Micro Inc.	109,277	3,380
Teradyne Inc.	147,863	3,073
Computer Sciences Corp.	96,395	3,020
* NCR Corp.	110,748	3,002
* Zebra Technologies Corp.	36,523	2,929
* Integrated Device Technology Inc.	103,986	2,916
* ARRIS Group Inc.	94,585	2,891
DST Systems Inc.	23,631	2,890
* PTC Inc.	80,071	2,886
MAXIMUS Inc.	46,258	2,625
Leidos Holdings Inc.	44,984	2,606
* SolarWinds Inc.	43,779	2,558
* WEX Inc.	27,110	2,556
Cypress Semiconductor Corp.	235,123	2,544
Atmel Corp.	293,449	2,538
Solera Holdings Inc.	47,014	2,527
* NetScout Systems Inc.	70,657	2,339
FEI Co.	29,172	2,334
* IPG Photonics Corp.	25,518	2,327
* CoreLogic Inc.	62,483	2,303
* VeriFone Systems Inc.	80,165	2,299

*	Rackspace Hosting Inc.	80,308	2,298
*	Synaptics Inc.	25,552	2,294
	Cognex Corp.	61,094	2,267
	National Instruments Corp.	71,404	2,242
*	Ciena Corp.	88,848	2,225
	Fair Isaac Corp.	21,842	2,080
*	Cree Inc.	72,459	2,003
*	ACI Worldwide Inc.	82,631	1,944
	Belden Inc.	29,933	1,879
	Convergys Corp.	68,944	1,776
*	Tech Data Corp.	24,778	1,676
*	Fairchild Semiconductor International Inc. Class A	80,977	1,582
	Diebold Inc.	45,574	1,580
*	Silicon Laboratories Inc.	28,036	1,517
	Lexmark International Inc. Class A	43,224	1,484
	Science Applications International Corp.	29,389	1,477
	Intersil Corp. Class A	92,701	1,342
	InterDigital Inc.	25,199	1,328
	Mentor Graphics Corp.	69,920	1,310
	Plantronics Inc.	24,724	1,308
*	Polycom Inc.	93,577	1,275
*	Acxiom Corp.	54,692	1,252
*	CommVault Systems Inc.	29,681	1,216
	Vishay Intertechnology Inc.	95,045	1,133
*	Advanced Micro Devices Inc.	442,956	1,045
*	Knowles Corp.	62,018	1,021
*	NeuStar Inc. Class A	38,182	962
*	SunEdison Inc.	217,043	692
*,^ 3D Systems Corp.		72,885	665
			178,545
Materials (6.9%)
	Ashland Inc.	44,681	5,033
	Packaging Corp. of America	68,528	4,659
	RPM International Inc.	93,567	4,396
	Valspar Corp.	51,842	4,380
	Albemarle Corp.	78,683	4,214
	Cytec Industries Inc.	50,115	3,752
	AptarGroup Inc.	44,040	3,280
	Bemis Co. Inc.	68,336	3,220
	Sonoco Products Co.	70,785	3,102
	Reliance Steel & Aluminum Co.	51,527	3,030
	NewMarket Corp.	7,320	3,024
	Steel Dynamics Inc.	169,764	2,952
	Olin Corp.	115,731	2,520
	Eagle Materials Inc.	35,338	2,441
	PolyOne Corp.	62,184	2,237
	Scotts Miracle-Gro Co. Class A	31,799	2,219
	Sensient Technologies Corp.	32,147	2,149
	Compass Minerals International Inc.	23,635	1,989
	Cabot Corp.	44,135	1,922
*	Louisiana-Pacific Corp.	100,086	1,842
	Domtar Corp.	44,076	1,811
	Royal Gold Inc.	45,732	1,644
	Silgan Holdings Inc.	28,382	1,542
	Minerals Technologies Inc.	24,380	1,500
	Carpenter Technology Corp.	34,765	1,250
	Commercial Metals Co.	81,120	1,200

Worthington Industries Inc.			33,022	1,016
Allegheny Technologies Inc.			76,652	971
^ United States Steel Corp.			100,172	808
Chemours Co.			123,940	775
Greif Inc. Class A			17,669	627
				75,505
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.			66,127	1,871

Utilities (4.7%)
Alliant Energy Corp.			79,424	4,781
Atmos Energy Corp.			71,085	4,429
Westar Energy Inc. Class A			99,054	4,228
UGI Corp.			121,161	4,201
OGE Energy Corp.			140,034	3,656
Aqua America Inc.			123,990	3,639
Great Plains Energy Inc.			108,238	2,921
National Fuel Gas Co.			59,311	2,712
Vectren Corp.			57,979	2,468
IDACORP Inc.			35,309	2,402
MDU Resources Group Inc.			136,814	2,383
Questar Corp.			123,262	2,336
Hawaiian Electric Industries Inc.			75,373	2,154
WGL Holdings Inc.			34,882	2,151
Cleco Corp.			42,423	2,126
ONE Gas Inc.			36,582	1,783
PNM Resources Inc.			55,881	1,621
Black Hills Corp.			35,314	1,516
* Talen Energy Corp.			43,759	341
				51,848
Total Common Stocks (Cost $1,035,164)				1,092,351
	Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund	0.239%		2,198,905	2,199

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 Federal Home Loan Bank Discount Notes	0.245%	3/2/16	100	99
[3,4] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	100	100
[3,4] Federal Home Loan Bank Discount Notes	0.371%	5/4/16	100	100
				299
Total Temporary Cash Investments (Cost $2,498)				2,498
Total Investments (100.2%) (Cost $1,037,662)				1,094,849
Other Assets and Liabilities-Net (-0.2%)[2]				(2,650)
Net Assets (100%)				1,092,199

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,131,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $1,210,000 of collateral received for securities on loan.

3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for futures contracts closed on
November 30, 2015.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,092,351	—	—
Temporary Cash Investments	2,199	299	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(30)	—	—
Total	1,094,535	299	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

S&P Mid-Cap 400 Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2015.

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,037,662,000. Net unrealized appreciation of investment securities for tax purposes was $57,187,000, consisting of unrealized gains of $138,571,000 on securities that had risen in value since their purchase and $81,384,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (15.3%)
Foot Locker Inc.	83,523	5,429
* LKQ Corp.	182,823	5,391
Polaris Industries Inc.	36,885	3,889
* NVR Inc.	2,289	3,851
* Toll Brothers Inc.	97,223	3,615
Domino's Pizza Inc.	32,926	3,539
Service Corp. International	120,143	3,346
* Jarden Corp.	70,188	3,276
Williams-Sonoma Inc.	50,503	3,198
* AMC Networks Inc. Class A	36,502	2,968
* Tempur Sealy International Inc.	37,110	2,950
Gentex Corp.	175,593	2,939
Brunswick Corp.	55,130	2,902
Carter's Inc.	31,325	2,701
Dunkin' Brands Group Inc.	57,104	2,422
* Skechers U.S.A. Inc. Class A	76,784	2,319
* Live Nation Entertainment Inc.	87,360	2,218
CalAtlantic Group Inc.	45,714	1,925
* Panera Bread Co. Class A	10,100	1,836
* Buffalo Wild Wings Inc.	11,400	1,827
Brinker International Inc.	36,039	1,644
Jack in the Box Inc.	21,932	1,626
Cinemark Holdings Inc.	32,893	1,141
Cracker Barrel Old Country Store Inc.	8,476	1,067
HSN Inc.	19,346	965
* Deckers Outdoor Corp.	19,595	959
Cable One Inc.	1,892	844
John Wiley & Sons Inc. Class A	15,101	779
* Kate Spade & Co.	38,183	765
Wendy's Co.	69,065	726
Thor Industries Inc.	11,722	679
Big Lots Inc.	14,928	672
Cheesecake Factory Inc.	13,805	651
* Vista Outdoor Inc.	13,982	616
* TRI Pointe Group Inc.	29,666	414
DeVry Education Group Inc.	16,103	382
KB Home	23,479	331
		76,802
Consumer Staples (4.1%)
Church & Dwight Co. Inc.	78,514	6,734
* WhiteWave Foods Co. Class A	105,382	4,282
* Hain Celestial Group Inc.	61,524	2,627
* Edgewell Personal Care Co.	19,764	1,591
* Boston Beer Co. Inc. Class A	5,818	1,243
* Post Holdings Inc.	17,834	1,240
* TreeHouse Foods Inc.	11,362	982
Lancaster Colony Corp.	5,808	675
Energizer Holdings Inc.	15,623	528

* SUPERVALU Inc.	74,635	502
		20,404
Energy (0.5%)
Oceaneering International Inc.	34,613	1,514
* Dril-Quip Inc.	10,904	688
California Resources Corp.	118,192	485
		2,687
Financials (26.4%)
Extra Space Storage Inc.	73,656	6,169
Federal Realty Investment Trust	41,447	6,073
UDR Inc.	157,091	5,798
* Signature Bank	30,505	4,824
SEI Investments Co.	83,550	4,544
Jones Lang LaSalle Inc.	26,959	4,478
Duke Realty Corp.	207,004	4,213
FactSet Research Systems Inc.	24,832	4,210
Camden Property Trust	52,076	3,978
Regency Centers Corp.	56,454	3,804
Kilroy Realty Corp.	55,285	3,689
CBOE Holdings Inc.	49,637	3,584
Omega Healthcare Investors Inc.	96,986	3,340
RenaissanceRe Holdings Ltd.	27,546	3,051
Arthur J Gallagher & Co.	68,025	2,976
Lamar Advertising Co. Class A	49,116	2,869
Alexandria Real Estate Equities Inc.	29,481	2,715
MSCI Inc. Class A	37,133	2,604
Douglas Emmett Inc.	83,329	2,582
Bank of the Ozarks Inc.	46,847	2,543
Mid-America Apartment Communities Inc.	28,472	2,522
* SVB Financial Group	18,519	2,453
Weingarten Realty Investors	68,365	2,390
* Alleghany Corp.	4,500	2,292
Sovran Self Storage Inc.	21,486	2,159
Raymond James Financial Inc.	36,114	2,121
Post Properties Inc.	32,739	1,930
LaSalle Hotel Properties	67,822	1,913
American Campus Communities Inc.	46,469	1,877
Taubman Centers Inc.	25,543	1,836
National Retail Properties Inc.	47,557	1,829
East West Bancorp Inc.	40,539	1,759
Highwoods Properties Inc.	37,810	1,647
Hospitality Properties Trust	58,129	1,614
MarketAxess Holdings Inc.	14,984	1,600
Care Capital Properties Inc.	49,598	1,570
Primerica Inc.	29,737	1,524
WisdomTree Investments Inc.	68,697	1,494
PacWest Bancorp	31,090	1,462
Brown & Brown Inc.	44,869	1,456
BioMed Realty Trust Inc.	61,787	1,450
WR Berkley Corp.	26,038	1,449
Eaton Vance Corp.	38,751	1,392
Tanger Factory Outlet Centers Inc.	40,801	1,359
First Horizon National Corp.	71,563	1,064
Alexander & Baldwin Inc.	27,545	1,044
Senior Housing Properties Trust	69,747	1,008
Communications Sales & Leasing Inc.	51,277	997

Federated Investors Inc. Class B	30,829	966
Urban Edge Properties	37,648	903
Waddell & Reed Financial Inc. Class A	23,599	883
* SLM Corp.	120,020	811
Corporate Office Properties Trust	36,275	809
Equity One Inc.	29,653	807
Janus Capital Group Inc.	47,725	754
Endurance Specialty Holdings Ltd.	10,895	719
Potlatch Corp.	13,654	456
		132,363
Health Care (13.4%)
* Hologic Inc.	146,996	5,931
* Mettler-Toledo International Inc.	16,608	5,693
Cooper Cos. Inc.	29,134	4,261
* United Therapeutics Corp.	27,305	4,168
* Centene Corp.	71,404	4,124
* MEDNAX Inc.	56,408	4,026
* IDEXX Laboratories Inc.	55,165	3,907
* STERIS plc	50,924	3,890
* Sirona Dental Systems Inc.	33,491	3,633
ResMed Inc.	58,975	3,513
* Align Technology Inc.	43,692	2,916
* VCA Inc.	48,657	2,678
* PAREXEL International Corp.	33,179	2,251
* Charles River Laboratories International Inc.	28,048	2,148
Teleflex Inc.	16,212	2,135
* Catalent Inc.	58,981	1,643
West Pharmaceutical Services Inc.	25,472	1,606
* Akorn Inc.	48,029	1,599
* Amsurg Corp.	18,010	1,514
* Molina Healthcare Inc.	24,536	1,478
Bio-Techne Corp.	14,708	1,341
* LifePoint Health Inc.	13,315	953
* LivaNova plc	15,450	925
Hill-Rom Holdings Inc.	17,584	895
* Community Health Systems Inc. Rights Exp. 01/04/2016	29,782	—
		67,228
Industrials (15.0%)
Alaska Air Group Inc.	76,339	6,087
Acuity Brands Inc.	26,107	6,028
* JetBlue Airways Corp.	188,755	4,670
Wabtec Corp.	57,964	4,644
Fortune Brands Home & Security Inc.	63,291	3,479
* Old Dominion Freight Line Inc.	41,939	2,672
* Copart Inc.	65,615	2,590
Toro Co.	32,863	2,533
Trinity Industries Inc.	92,609	2,514
Nordson Corp.	34,287	2,487
AO Smith Corp.	29,969	2,390
Waste Connections Inc.	43,658	2,379
IDEX Corp.	27,842	2,194
ITT Corp.	53,604	2,129
Lennox International Inc.	15,379	2,090
B/E Aerospace Inc.	40,763	1,884
Graco Inc.	23,538	1,776
Huntington Ingalls Industries Inc.	12,903	1,689

Carlisle Cos. Inc.	18,773	1,661
Landstar System Inc.	26,128	1,631
CEB Inc.	20,100	1,553
* Genesee & Wyoming Inc. Class A	22,169	1,536
Hubbell Inc. Class B	13,985	1,389
* Kirby Corp.	19,707	1,273
* Teledyne Technologies Inc.	12,945	1,198
Donaldson Co. Inc.	36,888	1,158
Lincoln Electric Holdings Inc.	20,409	1,152
Woodward Inc.	21,616	1,090
Deluxe Corp.	18,573	1,089
* Esterline Technologies Corp.	11,268	1,071
Rollins Inc.	39,452	1,071
MSC Industrial Direct Co. Inc. Class A	15,676	967
CLARCOR Inc.	18,023	952
HNI Corp.	15,419	682
GATX Corp.	13,177	610
MSA Safety Inc.	8,754	411
Werner Enterprises Inc.	13,359	360
		75,089
Information Technology (17.6%)
Global Payments Inc.	78,088	5,533
* Gartner Inc.	49,790	4,645
* Cadence Design Systems Inc.	174,704	3,896
* Tyler Technologies Inc.	19,417	3,465
* Ultimate Software Group Inc.	17,141	3,385
* Manhattan Associates Inc.	44,019	3,372
* ANSYS Inc.	34,051	3,174
* Fortinet Inc.	87,226	3,142
CDK Global Inc.	64,299	3,048
* Synopsys Inc.	60,777	3,044
Broadridge Financial Solutions Inc.	48,222	2,651
Jack Henry & Associates Inc.	32,537	2,583
* Zebra Technologies Corp.	31,222	2,504
* ARRIS Group Inc.	80,863	2,472
* PTC Inc.	68,455	2,467
MAXIMUS Inc.	39,543	2,244
* Keysight Technologies Inc.	71,072	2,190
* SolarWinds Inc.	37,435	2,187
* WEX Inc.	23,176	2,185
* Trimble Navigation Ltd.	90,932	2,082
* NetScout Systems Inc.	60,400	1,999
* VeriFone Systems Inc.	68,528	1,965
* Rackspace Hosting Inc.	68,660	1,965
* Synaptics Inc.	21,843	1,961
Cognex Corp.	52,225	1,938
Fair Isaac Corp.	18,670	1,778
* Integrated Device Technology Inc.	62,230	1,745
* ACI Worldwide Inc.	70,630	1,661
* IPG Photonics Corp.	14,615	1,333
DST Systems Inc.	10,707	1,309
Solera Holdings Inc.	23,714	1,274
InterDigital Inc.	21,535	1,135
National Instruments Corp.	33,572	1,054
* CoreLogic Inc.	27,776	1,024
Cypress Semiconductor Corp.	92,460	1,000
FEI Co.	11,971	958

* Silicon Laboratories Inc.			16,533	895
Belden Inc.			13,560	851
Plantronics Inc.			14,790	783
* CommVault Systems Inc.			13,914	570
* SunEdison Inc.			113,343	362
*,^ 3D Systems Corp.			36,992	337
				88,166
Materials (5.2%)
Packaging Corp. of America			58,593	3,984
Valspar Corp.			44,326	3,745
Cytec Industries Inc.			42,847	3,208
RPM International Inc.			52,802	2,481
Ashland Inc.			18,732	2,110
Eagle Materials Inc.			30,209	2,087
NewMarket Corp.			4,443	1,836
Minerals Technologies Inc.			20,836	1,282
PolyOne Corp.			29,769	1,071
Compass Minerals International Inc.			11,718	986
Sensient Technologies Corp.			14,290	955
Scotts Miracle-Gro Co. Class A			13,048	911
Royal Gold Inc.			25,016	899
Chemours Co.			34,631	216
				25,771
Utilities (2.1%)
UGI Corp.			103,594	3,591
Aqua America Inc.			61,486	1,805
Vectren Corp.			26,765	1,139
National Fuel Gas Co.			22,818	1,043
Questar Corp.			50,578	958
IDACORP Inc.			13,886	945
PNM Resources Inc.			21,437	622
* Talen Energy Corp.			17,673	138
				10,241
Total Common Stocks (Cost $454,804)				498,751
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.239%		1,336,940	1,337

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.200%	2/5/16	200	200
Total Temporary Cash Investments (Cost $1,537)				1,537
Total Investments (99.9%) (Cost $456,341)				500,288
Other Assets and Liabilities-Net (0.1%)[3]				477
Net Assets (100%)				500,765

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $91,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $100,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	498,751	—	—
Temporary Cash Investments	1,337	200	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	500,073	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

S&P Mid-Cap 400 Growth Index Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2015	14	2,044	37

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $456,341,000. Net unrealized appreciation of investment securities for tax purposes was $43,947,000, consisting of unrealized gains of $66,494,000 on securities that had risen in value since their purchase and $22,547,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (9.4%)
* Jarden Corp.	28,012	1,308
Dick's Sporting Goods Inc.	32,254	1,259
* Office Depot Inc.	169,875	1,119
Tupperware Brands Corp.	17,179	975
CST Brands Inc.	26,038	970
American Eagle Outfitters Inc.	61,913	964
Dana Holding Corp.	55,193	907
* JC Penney Co. Inc.	105,199	838
Graham Holdings Co. Class B	1,545	836
* Murphy USA Inc.	13,869	826
* Cabela's Inc.	17,193	806
* Ascena Retail Group Inc.	59,012	669
Time Inc.	37,790	629
New York Times Co. Class A	43,616	614
Abercrombie & Fitch Co.	23,957	613
Cinemark Holdings Inc.	17,438	605
Meredith Corp.	12,970	605
* Vista Outdoor Inc.	13,709	604
Sotheby's	21,299	603
* DreamWorks Animation SKG Inc. Class A	24,438	602
Chico's FAS Inc.	47,965	576
Aaron's Inc.	22,243	540
Thor Industries Inc.	8,948	518
* Panera Bread Co. Class A	2,606	474
* TRI Pointe Group Inc.	33,084	461
Guess? Inc.	22,444	442
* Kate Spade & Co.	21,985	440
John Wiley & Sons Inc. Class A	8,333	430
Cracker Barrel Old Country Store Inc.	3,383	426
Big Lots Inc.	9,291	418
Wendy's Co.	35,264	371
Cheesecake Factory Inc.	7,619	359
MDC Holdings Inc.	13,448	353
International Speedway Corp. Class A	9,186	327
Rent-A-Center Inc.	18,271	313
KB Home	17,856	252
DeVry Education Group Inc.	10,398	247
Cable One Inc.	442	197
* Apollo Education Group Inc.	13,934	98
		23,594
Consumer Staples (4.4%)
Ingredion Inc.	24,577	2,423
Casey's General Stores Inc.	13,426	1,561
Flowers Foods Inc.	63,691	1,498
* Edgewell Personal Care Co.	10,066	810
* United Natural Foods Inc.	17,248	757
* Post Holdings Inc.	10,661	741
* TreeHouse Foods Inc.	8,305	718

Dean Foods Co.	32,518	610
Avon Products Inc.	149,891	517
Energizer Holdings Inc.	12,422	420
Lancaster Colony Corp.	3,345	389
* SUPERVALU Inc.	48,281	325
Tootsie Roll Industries Inc.	6,146	197
		10,966
Energy (6.9%)
HollyFrontier Corp.	64,931	3,122
Energen Corp.	27,134	1,609
^ Noble Corp. plc	83,322	1,106
Western Refining Inc.	24,357	1,102
World Fuel Services Corp.	24,717	1,077
Nabors Industries Ltd.	100,495	1,016
* Gulfport Energy Corp.	37,262	947
QEP Resources Inc.	55,360	875
Rowan Cos. plc Class A	42,973	874
Patterson-UTI Energy Inc.	50,689	822
Superior Energy Services Inc.	51,910	814
* WPX Energy Inc.	80,547	691
SM Energy Co.	23,399	687
Oceaneering International Inc.	13,815	604
* Oil States International Inc.	17,663	560
Denbury Resources Inc.	122,404	453
* Dril-Quip Inc.	7,065	446
Atwood Oceanics Inc.	20,008	318
California Resources Corp.	39,820	163
		17,286
Financials (26.7%)
Everest Re Group Ltd.	15,216	2,806
New York Community Bancorp Inc.	166,989	2,739
Reinsurance Group of America Inc. Class A	22,888	2,103
American Financial Group Inc.	24,738	1,831
Liberty Property Trust	51,605	1,749
StanCorp Financial Group Inc.	14,566	1,655
Old Republic International Corp.	83,161	1,577
Synovus Financial Corp.	45,451	1,517
* Alleghany Corp.	2,914	1,484
First American Financial Corp.	37,412	1,476
Raymond James Financial Inc.	23,388	1,374
Umpqua Holdings Corp.	75,878	1,360
CNO Financial Group Inc.	66,191	1,339
Cullen/Frost Bankers Inc.	19,146	1,336
Commerce Bancshares Inc.	29,023	1,333
First Niagara Financial Group Inc.	122,182	1,317
Hanover Insurance Group Inc.	15,218	1,287
Webster Financial Corp.	31,654	1,273
Prosperity Bancshares Inc.	22,672	1,256
FirstMerit Corp.	57,082	1,155
East West Bancorp Inc.	26,254	1,139
* Stifel Financial Corp.	23,909	1,085
Associated Banc-Corp	51,726	1,061
WR Berkley Corp.	19,032	1,059
Aspen Insurance Holdings Ltd.	20,929	1,057
Rayonier Inc.	43,368	1,046
Corrections Corp. of America	40,330	1,040

Bank of Hawaii Corp.	14,980	1,036
PacWest Bancorp	20,961	986
Endurance Specialty Holdings Ltd.	14,604	963
* SVB Financial Group	7,091	939
Arthur J Gallagher & Co.	21,037	920
Cathay General Bancorp	26,455	908
Valley National Bancorp	80,138	893
TCF Financial Corp.	58,231	892
Fulton Financial Corp.	60,243	872
* Genworth Financial Inc. Class A	170,696	862
Mid-America Apartment Communities Inc.	9,604	851
Washington Federal Inc.	32,363	836
BancorpSouth Inc.	30,014	807
BioMed Realty Trust Inc.	34,094	800
Hancock Holding Co.	26,888	783
MSCI Inc. Class A	10,502	736
Alexandria Real Estate Equities Inc.	7,968	734
National Retail Properties Inc.	18,980	730
Mack-Cali Realty Corp.	30,679	721
Kemper Corp.	16,767	689
WP Glimcher Inc.	63,810	673
Eaton Vance Corp.	18,210	654
Mercury General Corp.	12,538	649
Senior Housing Properties Trust	41,692	602
Trustmark Corp.	23,264	587
First Horizon National Corp.	39,487	587
International Bancshares Corp.	19,228	587
Waddell & Reed Financial Inc. Class A	15,284	572
* SLM Corp.	77,727	525
Hospitality Properties Trust	18,780	522
American Campus Communities Inc.	11,991	484
Federated Investors Inc. Class B	15,083	472
Brown & Brown Inc.	14,495	471
Highwoods Properties Inc.	10,696	466
MarketAxess Holdings Inc.	4,239	453
Taubman Centers Inc.	6,287	452
Janus Capital Group Inc.	23,355	369
Tanger Factory Outlet Centers Inc.	9,558	318
Corporate Office Properties Trust	11,702	261
Urban Edge Properties	10,159	244
Communications Sales & Leasing Inc.	12,012	234
Equity One Inc.	8,375	228
Potlatch Corp.	6,164	206
		67,028
Health Care (4.7%)
* Health Net Inc.	26,614	1,684
* WellCare Health Plans Inc.	15,177	1,252
* Community Health Systems Inc.	40,675	1,177
* Bio-Rad Laboratories Inc. Class A	7,121	995
* Allscripts Healthcare Solutions Inc.	65,055	991
ResMed Inc.	14,517	865
Owens & Minor Inc.	21,700	836
Teleflex Inc.	5,014	660
West Pharmaceutical Services Inc.	10,166	641
* LifePoint Health Inc.	7,647	548
* Amsurg Corp.	6,340	533
* Halyard Health Inc.	16,051	513

Hill-Rom Holdings Inc.	9,322	474
Bio-Techne Corp.	4,353	397
* LivaNova plc	5,679	340
		11,906
Industrials (15.8%)
Towers Watson & Co. Class A	23,859	3,209
ManpowerGroup Inc.	26,445	2,387
Orbital ATK Inc.	20,352	1,748
* AECOM	51,985	1,655
AGCO Corp.	25,807	1,297
Huntington Ingalls Industries Inc.	9,057	1,186
Oshkosh Corp.	26,969	1,183
RR Donnelley & Sons Co.	71,866	1,156
Watsco Inc.	8,850	1,125
Carlisle Cos. Inc.	11,681	1,033
Fortune Brands Home & Security Inc.	18,726	1,029
Regal Beloit Corp.	15,440	995
KBR Inc.	49,706	966
Waste Connections Inc.	17,424	950
Valmont Industries Inc.	8,006	939
Hubbell Inc. Class B	9,429	936
Crane Co.	16,991	884
IDEX Corp.	10,661	840
Timken Co.	25,327	817
Kennametal Inc.	27,349	800
* Clean Harbors Inc.	18,310	793
Terex Corp.	37,362	765
AO Smith Corp.	8,868	707
Donaldson Co. Inc.	22,050	692
Triumph Group Inc.	16,979	680
* NOW Inc.	36,908	678
Lennox International Inc.	4,969	675
Lincoln Electric Holdings Inc.	11,721	662
Herman Miller Inc.	20,606	653
B/E Aerospace Inc.	13,169	609
* KLX Inc.	18,167	583
Granite Construction Inc.	13,561	553
* FTI Consulting Inc.	14,409	539
Joy Global Inc.	33,560	515
* Kirby Corp.	7,546	488
Graco Inc.	6,361	480
* Genesee & Wyoming Inc. Class A	6,856	475
MSC Industrial Direct Co. Inc. Class A	7,669	473
* Teledyne Technologies Inc.	4,754	440
* Esterline Technologies Corp.	4,139	394
Deluxe Corp.	6,528	383
Woodward Inc.	7,279	367
CLARCOR Inc.	6,885	364
GATX Corp.	7,278	337
HNI Corp.	6,415	284
MSA Safety Inc.	5,895	277
Rollins Inc.	9,697	263
Werner Enterprises Inc.	7,665	207
		39,471
Information Technology (14.8%)
Avnet Inc.	46,300	2,098

* Arrow Electronics Inc.	32,514	1,839
Jabil Circuit Inc.	66,745	1,708
Ingram Micro Inc.	53,657	1,660
Teradyne Inc.	72,601	1,509
* NCR Corp.	54,377	1,474
Computer Sciences Corp.	47,017	1,473
Leidos Holdings Inc.	22,086	1,279
Atmel Corp.	144,072	1,246
* Ciena Corp.	43,619	1,092
* ANSYS Inc.	11,486	1,071
* Cree Inc.	35,569	983
* Synopsys Inc.	18,795	941
Convergys Corp.	33,843	872
CDK Global Inc.	18,189	862
* Trimble Navigation Ltd.	36,292	831
* Tech Data Corp.	12,164	823
* Fairchild Semiconductor International Inc. Class A	39,748	777
Diebold Inc.	22,371	776
Jack Henry & Associates Inc.	9,204	731
Lexmark International Inc. Class A	21,216	729
Science Applications International Corp.	14,425	725
Broadridge Financial Solutions Inc.	13,033	716
Cypress Semiconductor Corp.	62,335	674
DST Systems Inc.	5,454	667
Intersil Corp. Class A	45,496	659
Mentor Graphics Corp.	34,313	643
* Polycom Inc.	45,923	626
* Acxiom Corp.	26,840	615
FEI Co.	7,448	596
Vishay Intertechnology Inc.	46,640	556
* CoreLogic Inc.	14,725	543
* Keysight Technologies Inc.	17,495	539
* Advanced Micro Devices Inc.	217,337	513
Solera Holdings Inc.	9,465	509
* Knowles Corp.	30,429	501
National Instruments Corp.	15,776	495
* NeuStar Inc. Class A	18,733	472
Belden Inc.	6,906	433
* Integrated Device Technology Inc.	15,296	429
* IPG Photonics Corp.	4,130	377
* CommVault Systems Inc.	6,546	268
* Silicon Laboratories Inc.	4,260	230
Plantronics Inc.	3,635	192
* 3D Systems Corp.	15,367	140
* SunEdison Inc.	43,398	138
		37,030
Materials (8.9%)
Albemarle Corp.	38,636	2,069
AptarGroup Inc.	21,624	1,611
Bemis Co. Inc.	33,554	1,581
Sonoco Products Co.	34,755	1,523
Reliance Steel & Aluminum Co.	25,299	1,488
Steel Dynamics Inc.	83,354	1,450
Ashland Inc.	11,194	1,261
Olin Corp.	56,819	1,237
Cabot Corp.	21,666	943
* Louisiana-Pacific Corp.	49,130	904

Domtar Corp.			21,636	889
Silgan Holdings Inc.			13,930	757
RPM International Inc.			15,622	734
Carpenter Technology Corp.			17,061	613
Commercial Metals Co.			39,808	589
Scotts Miracle-Gro Co. Class A			8,119	567
Sensient Technologies Corp.			7,576	506
Worthington Industries Inc.			16,203	499
PolyOne Corp.			13,433	483
Allegheny Technologies Inc.			37,607	476
NewMarket Corp.			1,042	430
Compass Minerals International Inc.			4,874	410
^ United States Steel Corp.			50,362	406
Greif Inc. Class A			8,839	314
Royal Gold Inc.			8,082	291
Chemours Co.			42,380	265
				22,296
Telecommunication Services (0.4%)
Telephone & Data Systems Inc.			32,462	918

Utilities (7.8%)
Alliant Energy Corp.			39,002	2,348
Atmos Energy Corp.			34,907	2,175
Westar Energy Inc. Class A			48,640	2,076
OGE Energy Corp.			68,761	1,795
Great Plains Energy Inc.			53,145	1,434
MDU Resources Group Inc.			67,170	1,170
Hawaiian Electric Industries Inc.			37,003	1,058
WGL Holdings Inc.			17,125	1,056
Cleco Corp.			20,827	1,044
ONE Gas Inc.			17,957	875
Aqua America Inc.			25,572	751
Black Hills Corp.			17,327	744
National Fuel Gas Co.			16,017	732
IDACORP Inc.			9,361	637
Questar Corp.			31,469	596
Vectren Corp.			13,094	557
PNM Resources Inc.			15,086	438
* Talen Energy Corp.			11,930	93
				19,579
Total Common Stocks (Cost $253,554)				250,074
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.239%		1,574,000	1,574

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.220%	4/15/16	100	100
Total Temporary Cash Investments (Cost $1,674)				1,674
Total Investments (100.5%) (Cost $255,228)				251,748
Other Assets and Liabilities-Net (-0.5%)[3]				(1,169)
Net Assets (100%)				250,579

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $267,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $288,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	250,074	—	—
Temporary Cash Investments	1,574	100	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	251,636	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in

S&P Mid-Cap 400 Value Index Fund

the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2015	2	292	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $255,228,000. Net unrealized depreciation of investment securities for tax purposes was $3,480,000, consisting of unrealized gains of $21,048,000 on securities that had risen in value since their purchase and $24,528,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.5%)
Pool Corp.	31,793	2,608
* Helen of Troy Ltd.	21,193	2,192
Lithia Motors Inc. Class A	17,578	2,184
Monro Muffler Brake Inc.	23,662	1,752
Texas Roadhouse Inc. Class A	46,700	1,634
* Pinnacle Entertainment Inc.	44,960	1,474
Core-Mark Holding Co. Inc.	17,078	1,457
Gannett Co. Inc.	85,203	1,455
Wolverine World Wide Inc.	76,374	1,389
Group 1 Automotive Inc.	16,972	1,378
* Gentherm Inc.	26,721	1,358
* G-III Apparel Group Ltd.	29,486	1,352
* Steven Madden Ltd.	42,114	1,343
Papa John's International Inc.	21,641	1,244
Marriott Vacations Worldwide Corp.	20,303	1,235
* Boyd Gaming Corp.	59,202	1,160
Sonic Corp.	38,505	1,119
* Dorman Products Inc.	22,984	1,097
Drew Industries Inc.	17,906	1,082
DineEquity Inc.	12,601	1,069
* Meritage Homes Corp.	27,366	1,021
La-Z-Boy Inc.	37,512	1,006
* Popeyes Louisiana Kitchen Inc.	16,996	983
* Genesco Inc.	17,841	966
* Express Inc.	54,693	916
Caleres Inc.	32,463	912
* Select Comfort Corp.	38,168	902
EW Scripps Co. Class A	39,509	867
* TopBuild Corp.	28,238	860
Outerwall Inc.	13,455	833
Scholastic Corp.	19,061	814
Cato Corp. Class A	19,455	764
* Tumi Holdings Inc.	41,652	736
* iRobot Corp.	22,115	732
Oxford Industries Inc.	10,770	732
Children's Place Inc.	14,995	725
Sturm Ruger & Co. Inc.	13,804	719
Men's Wearhouse Inc.	35,668	713
* BJ's Restaurants Inc.	15,545	712
* Red Robin Gourmet Burgers Inc.	10,460	706
Callaway Golf Co.	66,805	673
* Vitamin Shoppe Inc.	21,778	664
Buckle Inc.	20,785	660
Bob Evans Farms Inc.	16,524	658
* Pep Boys-Manny Moe & Jack	39,980	621
Standard Motor Products Inc.	14,728	615
* Crocs Inc.	55,193	614
* Hibbett Sports Inc.	18,244	599
* Universal Electronics Inc.	11,274	597

	Sonic Automotive Inc. Class A	24,403	592
	Barnes & Noble Inc.	45,774	586
	Ethan Allen Interiors Inc.	19,404	550
	Finish Line Inc. Class A	33,160	550
*	Motorcar Parts of America Inc.	13,402	537
	Nutrisystem Inc.	21,581	495
*	Strayer Education Inc.	8,125	481
*	Regis Corp.	28,334	472
*	Francesca's Holdings Corp.	31,237	466
	Interval Leisure Group Inc.	29,082	454
	Ruth's Hospitality Group Inc.	25,963	448
	Winnebago Industries Inc.	19,875	447
	Fred's Inc. Class A	25,819	425
*	M/I Homes Inc.	18,101	423
*	Barnes & Noble Education Inc.	28,812	416
	Capella Education Co.	8,100	389
	Haverty Furniture Cos. Inc.	15,240	368
*	FTD Cos. Inc.	13,553	359
*	MarineMax Inc.	18,944	344
*,^ Scientific Games Corp. Class A		36,844	340
	Superior Industries International Inc.	17,307	338
*	Unifi Inc.	11,089	331
	Movado Group Inc.	12,249	328
*	Lumber Liquidators Holdings Inc.	20,044	313
*	Blue Nile Inc.	8,537	311
*	Biglari Holdings Inc.	782	289
*	American Public Education Inc.	12,288	286
	Marcus Corp.	14,001	279
*	Ruby Tuesday Inc.	46,254	256
	PetMed Express Inc.	14,926	251
*	Iconix Brand Group Inc.	35,498	250
*	Zumiez Inc.	14,853	224
*	Tuesday Morning Corp.	32,215	215
	Arctic Cat Inc.	9,520	212
*	Career Education Corp.	49,619	209
	Stage Stores Inc.	23,746	184
*	Perry Ellis International Inc.	8,539	177
*	Monarch Casino & Resort Inc.	7,877	177
	Kirkland's Inc.	11,678	172
	Stein Mart Inc.	21,302	165
	Big 5 Sporting Goods Corp.	13,769	133
	Harte-Hanks Inc.	35,213	132
	Universal Technical Institute Inc.	15,235	88
*	VOXX International Corp. Class A	14,687	84
*	Sizmek Inc.	14,837	69
			66,517
Consumer Staples (2.8%)
	B&G Foods Inc.	42,935	1,622
	Snyder's-Lance Inc.	38,733	1,436
*	Darling Ingredients Inc.	122,468	1,341
	J&J Snack Foods Corp.	10,948	1,277
	Cal-Maine Foods Inc.	22,990	1,253
	Sanderson Farms Inc.	14,629	1,094
	WD-40 Co.	9,996	987
	Universal Corp.	16,820	951
*	Diamond Foods Inc.	19,581	793
	Andersons Inc.	19,492	672

Calavo Growers Inc.	10,974	621
SpartanNash Co.	27,712	599
* Central Garden & Pet Co. Class A	24,109	381
Inter Parfums Inc.	12,619	336
* Medifast Inc.	7,082	215
* Seneca Foods Corp. Class A	4,483	124
* Central Garden & Pet Co.	7,382	109
		13,811
Energy (2.8%)
* PDC Energy Inc.	29,696	1,677
* Carrizo Oil & Gas Inc.	39,577	1,598
US Silica Holdings Inc.	39,539	841
* Synergy Resources Corp.	70,595	804
Bristow Group Inc.	25,785	788
* SEACOR Holdings Inc.	12,165	691
* Unit Corp.	37,335	675
Green Plains Inc.	26,559	629
* TETRA Technologies Inc.	59,161	551
* Archrock Inc.	51,256	542
* Helix Energy Solutions Group Inc.	72,930	473
* Matrix Service Co.	19,677	452
* Exterran Corp.	25,628	419
* Newpark Resources Inc.	62,099	404
Tidewater Inc.	34,506	328
* Stone Energy Corp.	42,463	310
* Hornbeck Offshore Services Inc.	23,584	289
* REX American Resources Corp.	4,315	271
CARBO Ceramics Inc.	14,327	267
* Bonanza Creek Energy Inc.	30,032	255
Tesco Corp.	29,100	245
* Bill Barrett Corp.	37,057	233
* Northern Oil and Gas Inc.	37,394	192
* Era Group Inc.	14,286	168
Gulfmark Offshore Inc.	18,987	123
* Geospace Technologies Corp.	9,647	123
* Pioneer Energy Services Corp.	48,027	121
* Cloud Peak Energy Inc.	45,916	120
* Basic Energy Services Inc.	29,081	116
* Contango Oil & Gas Co.	13,028	100
Gulf Island Fabrication Inc.	9,875	98
* Rex Energy Corp.	35,127	48
		13,951
Financials (24.1%)
PrivateBancorp Inc.	58,347	2,574
EPR Properties	42,802	2,399
ProAssurance Corp.	39,744	2,103
Medical Properties Trust Inc.	173,224	2,080
Healthcare Realty Trust Inc.	74,365	2,022
United Bankshares Inc.	47,891	2,017
* Texas Capital Bancshares Inc.	33,931	2,011
Home BancShares Inc.	43,666	1,970
FNB Corp.	129,809	1,885
Wintrust Financial Corp.	35,717	1,880
MB Financial Inc.	51,789	1,851
Interactive Brokers Group Inc.	42,510	1,843
Acadia Realty Trust	50,971	1,710

First Financial Bankshares Inc.	47,526	1,707
RLI Corp.	27,854	1,691
Kite Realty Group Trust	61,709	1,661
DiamondRock Hospitality Co.	148,653	1,654
Glacier Bancorp Inc.	55,935	1,643
UMB Financial Corp.	31,040	1,636
GEO Group Inc.	55,294	1,621
Evercore Partners Inc. Class A	29,168	1,620
American Equity Investment Life Holding Co.	60,249	1,615
Sterling Bancorp	88,385	1,550
Columbia Banking System Inc.	42,758	1,520
Education Realty Trust Inc.	41,002	1,511
Cousins Properties Inc.	152,443	1,498
* PRA Group Inc.	35,795	1,479
Selective Insurance Group Inc.	42,300	1,460
EastGroup Properties Inc.	23,747	1,382
Financial Engines Inc.	38,352	1,382
Pinnacle Financial Partners Inc.	25,035	1,360
CVB Financial Corp.	73,271	1,355
Lexington Realty Trust	157,572	1,354
Retail Opportunity Investments Corp.	73,176	1,338
CoreSite Realty Corp.	22,694	1,329
Community Bank System Inc.	30,372	1,310
National Penn Bancshares Inc.	103,885	1,297
PS Business Parks Inc.	14,394	1,273
Old National Bancorp	85,372	1,259
Simmons First National Corp. Class A	20,859	1,203
Chesapeake Lodging Trust	44,229	1,201
American Assets Trust Inc.	28,965	1,153
First Midwest Bancorp Inc.	57,810	1,130
LTC Properties Inc.	26,385	1,125
BBCN Bancorp Inc.	58,994	1,116
Pennsylvania REIT	51,287	1,106
Astoria Financial Corp.	67,178	1,083
Horace Mann Educators Corp.	30,536	1,067
Northwest Bancshares Inc.	75,407	1,051
Parkway Properties Inc.	60,414	1,032
Independent Bank Corp.	19,442	1,006
Sabra Health Care REIT Inc.	48,097	995
LegacyTexas Financial Group Inc.	32,504	992
NBT Bancorp Inc.	32,442	977
Westamerica Bancorporation	18,962	929
First Financial Bancorp	45,802	923
Provident Financial Services Inc.	43,619	911
United Community Banks Inc.	43,100	900
Government Properties Income Trust	52,774	893
HFF Inc. Class A	25,562	879
S&T Bancorp Inc.	25,846	877
Summit Hotel Properties Inc.	63,914	852
Talmer Bancorp Inc. Class A	46,331	846
* BofI Holding Inc.	42,020	842
* First Cash Financial Services Inc.	20,664	804
Banner Corp.	15,154	796
AMERISAFE Inc.	14,046	756
Boston Private Financial Holdings Inc.	61,745	747
Infinity Property & Casualty Corp.	8,432	721
Stewart Information Services Corp.	16,467	714

* Navigators Group Inc.	8,104	699
Virtus Investment Partners Inc.	5,098	695
Franklin Street Properties Corp.	65,863	690
Capstead Mortgage Corp.	70,810	672
Cash America International Inc.	19,709	665
Ameris Bancorp	19,109	653
Employers Holdings Inc.	23,768	651
First Commonwealth Financial Corp.	65,890	648
Wilshire Bancorp Inc.	52,410	647
Inland Real Estate Corp.	67,093	645
United Fire Group Inc.	15,607	625
Hanmi Financial Corp.	23,683	618
Brookline Bancorp Inc.	52,014	611
* Walker & Dunlop Inc.	19,910	588
Cardinal Financial Corp.	23,894	588
* Green Dot Corp. Class A	34,739	584
Safety Insurance Group Inc.	10,411	583
* Encore Capital Group Inc.	17,388	573
Tompkins Financial Corp.	9,107	570
City Holding Co.	11,364	567
* Four Corners Property Trust Inc.	28,247	559
Northfield Bancorp Inc.	34,004	542
Central Pacific Financial Corp.	23,282	541
Greenhill & Co. Inc.	20,239	537
* LendingTree Inc.	5,240	534
Investment Technology Group Inc.	25,078	503
* First NBC Bank Holding Co.	11,652	493
Southside Bancshares Inc.	17,369	490
Oritani Financial Corp.	27,574	478
Universal Health Realty Income Trust	9,031	476
Universal Insurance Holdings Inc.	23,999	474
Saul Centers Inc.	8,439	469
TrustCo Bank Corp. NY	70,179	460
* Piper Jaffray Cos.	11,143	452
Agree Realty Corp.	12,739	427
Dime Community Bancshares Inc.	22,516	417
* INTL. FCStone Inc.	11,451	407
Cedar Realty Trust Inc.	55,240	404
CareTrust REIT Inc.	35,521	396
Urstadt Biddle Properties Inc. Class A	19,613	393
* Forestar Group Inc.	24,882	338
Getty Realty Corp.	19,353	338
* First BanCorp	85,817	322
OFG Bancorp	32,545	272
* World Acceptance Corp.	6,251	270
HCI Group Inc.	6,722	263
United Insurance Holdings Corp.	13,104	248
Bank Mutual Corp.	31,801	245
* EZCORP Inc. Class A	38,648	224
* eHealth Inc.	12,164	158
* Enova International Inc.	19,848	149
Calamos Asset Management Inc. Class A	12,564	119
		119,447
Health Care (12.7%)
* ABIOMED Inc.	28,652	2,337
* Impax Laboratories Inc.	50,333	2,218
* Medicines Co.	49,445	2,077

* Prestige Brands Holdings Inc.	39,046	1,987
Chemed Corp.	12,530	1,936
* NuVasive Inc.	36,242	1,890
* Medidata Solutions Inc.	40,949	1,877
Cantel Medical Corp.	26,460	1,715
* Neogen Corp.	27,597	1,630
* Nektar Therapeutics	98,092	1,536
* Ligand Pharmaceuticals Inc.	13,385	1,433
* Masimo Corp.	33,992	1,410
* MedAssets Inc.	44,458	1,340
* Integra LifeSciences Holdings Corp.	21,073	1,322
* Cambrex Corp.	23,258	1,247
* Haemonetics Corp.	37,709	1,216
* Acorda Therapeutics Inc.	31,757	1,213
* ICU Medical Inc.	10,569	1,199
* Natus Medical Inc.	24,526	1,196
* Air Methods Corp.	26,511	1,159
* Greatbatch Inc.	18,557	1,077
* AMN Healthcare Services Inc.	35,362	1,043
* Magellan Health Inc.	18,962	998
Select Medical Holdings Corp.	78,009	942
* Depomed Inc.	44,773	870
* HealthEquity Inc.	25,689	848
* Amedisys Inc.	20,872	847
* Emergent BioSolutions Inc.	22,412	844
Abaxis Inc.	15,781	839
Ensign Group Inc.	17,543	835
Kindred Healthcare Inc.	61,908	826
* Momenta Pharmaceuticals Inc.	46,219	825
CONMED Corp.	19,013	808
* Omnicell Inc.	26,501	799
* HMS Holdings Corp.	65,578	795
* ExamWorks Group Inc.	29,132	770
Analogic Corp.	9,184	767
* PharMerica Corp.	22,537	767
* Lannett Co. Inc.	20,462	756
* Cynosure Inc. Class A	16,835	708
* Repligen Corp.	24,290	691
* MiMedx Group Inc.	73,393	658
* Merit Medical Systems Inc.	32,598	631
* Luminex Corp.	28,454	612
Aceto Corp.	21,577	609
Meridian Bioscience Inc.	30,946	606
* Affymetrix Inc.	59,297	562
Quality Systems Inc.	32,486	528
US Physical Therapy Inc.	9,159	484
* Providence Service Corp.	9,706	470
* Vascular Solutions Inc.	12,777	454
* Anika Therapeutics Inc.	10,804	453
* LHC Group Inc.	9,539	444
Invacare Corp.	22,047	439
* Cross Country Healthcare Inc.	23,807	434
* HealthStream Inc.	17,982	432
Phibro Animal Health Corp. Class A	12,948	420
* Hanger Inc.	26,102	406
* Supernus Pharmaceuticals Inc.	25,029	404
* Inogen Inc.	10,397	398

* Albany Molecular Research Inc.	19,909	397
Computer Programs & Systems Inc.	7,772	379
* Healthways Inc.	23,152	307
* Enanta Pharmaceuticals Inc.	9,670	305
* CorVel Corp.	7,685	298
Landauer Inc.	7,044	287
* Sagent Pharmaceuticals Inc.	17,679	271
* Spectrum Pharmaceuticals Inc.	43,386	260
* Almost Family Inc.	6,132	260
* ANI Pharmaceuticals Inc.	5,629	247
* AngioDynamics Inc.	19,607	233
CryoLife Inc.	18,741	204
* SurModics Inc.	9,611	202
		62,687
Industrials (17.0%)
Curtiss-Wright Corp.	34,750	2,447
EMCOR Group Inc.	46,503	2,344
* Dycom Industries Inc.	25,240	2,205
EnerSys	34,345	2,023
Healthcare Services Group Inc.	53,245	1,967
Allegiant Travel Co. Class A	9,808	1,718
Matson Inc.	32,234	1,667
* Moog Inc. Class A	25,105	1,659
* On Assignment Inc.	35,084	1,638
Barnes Group Inc.	38,078	1,467
Matthews International Corp. Class A	24,419	1,461
Hillenbrand Inc.	46,624	1,412
Korn/Ferry International	38,206	1,406
Mueller Industries Inc.	42,223	1,330
* Hawaiian Holdings Inc.	36,179	1,310
Applied Industrial Technologies Inc.	29,413	1,254
Tetra Tech Inc.	44,639	1,241
ABM Industries Inc.	41,635	1,235
UniFirst Corp.	11,301	1,227
Knight Transportation Inc.	45,817	1,215
Mobile Mini Inc.	33,656	1,193
Brink's Co.	36,213	1,165
Watts Water Technologies Inc. Class A	20,931	1,162
Universal Forest Products Inc.	14,926	1,153
Simpson Manufacturing Co. Inc.	30,951	1,149
AZZ Inc.	19,107	1,138
* WageWorks Inc.	26,582	1,131
Forward Air Corp.	23,013	1,107
Actuant Corp. Class A	44,107	1,092
Apogee Enterprises Inc.	21,676	1,089
John Bean Technologies Corp.	21,656	1,059
* Hub Group Inc. Class A	26,674	1,028
* SPX FLOW Inc.	30,485	1,024
Essendant Inc.	28,193	1,021
Exponent Inc.	19,233	993
G&K Services Inc. Class A	14,807	987
Interface Inc. Class A	48,878	972
Franklin Electric Co. Inc.	29,319	956
Brady Corp. Class A	35,294	931
* TrueBlue Inc.	31,073	910
Heartland Express Inc.	46,301	887
Comfort Systems USA Inc.	27,880	885

Standex International Corp.	9,437	843
Tennant Co.	13,475	839
Albany International Corp.	21,328	831
* American Woodmark Corp.	10,113	829
* Aerojet Rocketdyne Holdings Inc.	46,573	817
EnPro Industries Inc.	16,260	815
Kaman Corp.	20,080	806
Cubic Corp.	16,126	783
Federal Signal Corp.	46,287	780
SkyWest Inc.	37,474	772
* Atlas Air Worldwide Holdings Inc.	18,553	767
ESCO Technologies Inc.	19,290	757
AAON Inc.	30,121	744
* TASER International Inc.	39,770	744
Encore Wire Corp.	15,372	671
* Navigant Consulting Inc.	35,505	621
Briggs & Stratton Corp.	32,578	620
Harsco Corp.	59,410	620
US Ecology Inc.	16,038	607
AAR Corp.	24,674	606
Insperity Inc.	13,948	602
* Aegion Corp. Class A	26,924	593
Lindsay Corp.	8,485	592
* Gibraltar Industries Inc.	21,716	580
Astec Industries Inc.	14,005	564
CIRCOR International Inc.	12,228	556
General Cable Corp.	36,331	554
Griffon Corp.	29,281	531
Resources Connection Inc.	27,559	503
* Chart Industries Inc.	22,727	485
* UTi Worldwide Inc.	68,067	476
Quanex Building Products Corp.	24,935	464
* Lydall Inc.	12,555	457
Viad Corp.	14,800	457
* Saia Inc.	18,561	455
* Echo Global Logistics Inc.	18,927	447
* Engility Holdings Inc.	12,780	442
ArcBest Corp.	17,957	432
* PGT Inc.	35,790	398
* Aerovironment Inc.	15,324	392
Heidrick & Struggles International Inc.	12,793	369
Kelly Services Inc. Class A	21,880	368
SPX Corp.	30,531	337
* MYR Group Inc.	15,526	329
Marten Transport Ltd.	17,692	320
National Presto Industries Inc.	3,591	312
* DXP Enterprises Inc.	9,300	305
Celadon Group Inc.	20,119	280
* Roadrunner Transportation Systems Inc.	22,296	246
* Veritiv Corp.	6,039	238
Powell Industries Inc.	6,708	236
American Science & Engineering Inc.	5,229	229
* Republic Airways Holdings Inc.	37,098	157
Titan International Inc.	31,736	138
* Vicor Corp.	12,282	114
* Orion Marine Group Inc.	20,290	89

CDI Corp.	10,844	74
		84,251
Information Technology (17.1%)
j2 Global Inc.	34,077	2,742
* Microsemi Corp.	70,682	2,545
* Take-Two Interactive Software Inc.	63,245	2,237
Heartland Payment Systems Inc.	27,217	2,159
Blackbaud Inc.	34,713	2,145
* ViaSat Inc.	32,909	2,040
SYNNEX Corp.	21,425	2,020
Monolithic Power Systems Inc.	26,981	1,844
Littelfuse Inc.	16,772	1,821
* CACI International Inc. Class A	17,917	1,796
* Electronics For Imaging Inc.	35,037	1,720
* Cirrus Logic Inc.	47,043	1,555
MKS Instruments Inc.	39,539	1,458
* Anixter International Inc.	21,001	1,431
* Sanmina Corp.	59,597	1,351
* LogMeIn Inc.	18,422	1,316
* OSI Systems Inc.	13,617	1,275
* Cardtronics Inc.	33,289	1,252
* Coherent Inc.	18,410	1,250
* MicroStrategy Inc. Class A	6,917	1,199
Tessera Technologies Inc.	36,316	1,157
* Synchronoss Technologies Inc.	29,265	1,152
* ExlService Holdings Inc.	24,582	1,150
Power Integrations Inc.	21,581	1,116
* Stamps.com Inc.	11,005	1,115
* Viavi Solutions Inc.	174,487	1,110
* NETGEAR Inc.	23,746	1,047
* Rambus Inc.	86,337	1,030
Methode Electronics Inc.	28,545	1,030
* Itron Inc.	28,293	1,017
* comScore Inc.	24,120	1,015
* Semtech Corp.	49,298	991
* Virtusa Corp.	20,039	987
* Sykes Enterprises Inc.	29,400	935
* Plexus Corp.	24,962	929
NIC Inc.	45,293	924
* Progress Software Corp.	37,112	890
* Bottomline Technologies de Inc.	28,769	889
* Advanced Energy Industries Inc.	30,451	888
CSG Systems International Inc.	24,139	862
* QLogic Corp.	64,904	837
* Benchmark Electronics Inc.	37,746	810
* ScanSource Inc.	20,394	784
Monotype Imaging Holdings Inc.	29,439	778
* Rogers Corp.	13,781	764
* Rovi Corp.	64,482	762
* Cabot Microelectronics Corp.	18,057	758
Ebix Inc.	19,915	747
* Constant Contact Inc.	23,815	745
* Ruckus Wireless Inc.	64,870	743
* Insight Enterprises Inc.	27,403	734
* II-VI Inc.	38,991	726
MTS Systems Corp.	11,063	704
* Lumentum Holdings Inc.	34,617	692

*	Diodes Inc.	28,812	671
*	Super Micro Computer Inc.	26,889	660
	Badger Meter Inc.	10,748	654
*	Kulicke & Soffa Industries Inc.	54,177	640
*	Veeco Instruments Inc.	30,220	618
	ManTech International Corp. Class A	18,101	606
	ADTRAN Inc.	37,027	604
*	Rofin-Sinar Technologies Inc.	20,901	601
*	Ixia	44,891	586
	Brooks Automation Inc.	50,043	558
*	Fabrinet	22,259	533
*	CalAmp Corp.	26,953	498
*	Newport Corp.	29,187	484
*	Mercury Systems Inc.	24,145	473
	CTS Corp.	24,182	459
*	Perficient Inc.	26,030	455
*	Interactive Intelligence Group Inc.	12,792	441
*	Monster Worldwide Inc.	67,206	433
*,^ VASCO Data Security International Inc.		21,869	409
*	CEVA Inc.	15,189	386
*	FARO Technologies Inc.	12,803	385
*	ePlus Inc.	4,309	380
*	TTM Technologies Inc.	47,657	374
*	Harmonic Inc.	65,028	360
	TeleTech Holdings Inc.	12,140	352
*	Ultratech Inc.	20,261	337
*	Rudolph Technologies Inc.	23,553	335
*	DTS Inc.	12,742	328
	Epiq Systems Inc.	23,760	321
*	Blucora Inc.	30,199	321
*	DHI Group Inc.	32,181	300
*	XO Group Inc.	17,426	293
*	LivePerson Inc.	36,429	284
*	Nanometrics Inc.	17,953	283
	Park Electrochemical Corp.	15,146	265
	Comtech Telecommunications Corp.	11,957	263
	Daktronics Inc.	28,599	248
	Forrester Research Inc.	7,472	244
*	Tangoe Inc.	27,827	239
	Cohu Inc.	18,149	238
*	Digi International Inc.	18,626	233
*	Exar Corp.	35,811	231
	Checkpoint Systems Inc.	30,765	194
*	Ciber Inc.	52,990	187
*	DSP Group Inc.	16,468	172
	Bel Fuse Inc. Class B	6,539	135
*	Kopin Corp.	46,171	133
*	QuinStreet Inc.	25,905	127
	Black Box Corp.	11,185	126
*	Liquidity Services Inc.	18,110	124
*	Agilysys Inc.	11,125	123
*	Electro Scientific Industries Inc.	20,056	101
			84,779
Materials (4.5%)
	Balchem Corp.	23,307	1,596
	KapStone Paper and Packaging Corp.	63,447	1,540
	HB Fuller Co.	37,410	1,489

Kaiser Aluminum Corp.	12,777	1,095
* Headwaters Inc.	54,792	1,050
Innospec Inc.	17,913	1,046
Schweitzer-Mauduit International Inc.	22,618	946
* Boise Cascade Co.	29,092	911
Quaker Chemical Corp.	9,903	844
* Stillwater Mining Co.	89,766	840
Neenah Paper Inc.	12,357	821
A Schulman Inc.	21,630	749
Stepan Co.	13,541	705
Calgon Carbon Corp.	38,793	656
* Clearwater Paper Corp.	13,108	640
PH Glatfelter Co.	32,173	572
Deltic Timber Corp.	8,255	541
* Kraton Performance Polymers Inc.	23,100	514
Globe Specialty Metals Inc.	48,215	490
* Flotek Industries Inc.	39,625	453
Innophos Holdings Inc.	14,611	434
Materion Corp.	14,818	430
Haynes International Inc.	9,195	360
Rayonier Advanced Materials Inc.	31,859	357
* Koppers Holdings Inc.	15,234	348
Wausau Paper Corp.	30,776	315
* AK Steel Holding Corp.	131,354	313
American Vanguard Corp.	19,081	301
Hawkins Inc.	7,109	292
Tredegar Corp.	18,437	291
TimkenSteel Corp.	28,254	289
Myers Industries Inc.	17,058	264
FutureFuel Corp.	16,927	242
SunCoke Energy Inc.	48,087	182
* Intrepid Potash Inc.	41,030	147
* Century Aluminum Co.	36,731	137
* LSB Industries Inc.	14,317	102
Olympic Steel Inc.	6,864	77
		22,379
Other (0.0%)
* Gerber Scientific Inc. CVR	4,758	—

Telecommunication Services (0.9%)
Consolidated Communications Holdings Inc.	37,306	813
* 8x8 Inc.	65,611	774
Atlantic Tele-Network Inc.	7,962	626
* Cincinnati Bell Inc.	155,811	588
* Iridium Communications Inc.	59,503	486
* General Communication Inc. Class A	22,189	461
Spok Holdings Inc.	15,963	295
Lumos Networks Corp.	17,145	202
		4,245
Utilities (4.2%)
Piedmont Natural Gas Co. Inc.	58,655	3,411
UIL Holdings Corp.	41,917	2,132
Southwest Gas Corp.	34,848	1,954
New Jersey Resources Corp.	63,321	1,903
NorthWestern Corp.	34,853	1,901
Laclede Group Inc.	32,083	1,872

ALLETE Inc.			33,728	1,718
Avista Corp.			46,134	1,597
South Jersey Industries Inc.			50,801	1,166
El Paso Electric Co.			29,937	1,157
American States Water Co.			27,622	1,155
Northwest Natural Gas Co.			20,303	991
				20,957
Total Common Stocks (Cost $480,359)				493,024
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.239%		2,161,607	2,162

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.145%	12/28/15	200	200
Total Temporary Cash Investments (Cost $2,362)				2,362
Total Investments (100.1%) (Cost $482,721)				495,386
Other Assets and Liabilities-Net (-0.1%)[3]				(261)
Net Assets (100%)				495,125

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $387,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $387,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

S&P Small-Cap 600 Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	493,024	—	—
Temporary Cash Investments	2,162	200	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	495,178	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	16	1,913	50

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

S&P Small-Cap 600 Index Fund

D. At November 30, 2015, the cost of investment securities for tax purposes was $482,721,000. Net unrealized appreciation of investment securities for tax purposes was $12,665,000, consisting of unrealized gains of $57,558,000 on securities that had risen in value since their purchase and $44,893,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.6%)
* Boyd Gaming Corp.	27,386	536
Lithia Motors Inc. Class A	3,906	485
La-Z-Boy Inc.	17,334	465
* Genesco Inc.	8,242	446
Gannett Co. Inc.	24,845	424
* Express Inc.	25,267	423
Scholastic Corp.	8,852	378
Core-Mark Holding Co. Inc.	4,030	344
Children's Place Inc.	6,964	337
Men's Wearhouse Inc.	16,565	331
* Red Robin Gourmet Burgers Inc.	4,859	328
Group 1 Automotive Inc.	4,007	325
Monro Muffler Brake Inc.	4,272	316
Callaway Golf Co.	30,829	311
* Pep Boys-Manny Moe & Jack	18,469	287
* Crocs Inc.	25,607	285
Standard Motor Products Inc.	6,807	284
Sonic Automotive Inc. Class A	11,279	274
Barnes & Noble Inc.	21,162	271
Ethan Allen Interiors Inc.	8,961	254
* Steven Madden Ltd.	7,407	236
Caleres Inc.	8,400	236
DineEquity Inc.	2,737	232
* Regis Corp.	13,175	220
* TopBuild Corp.	6,820	208
Drew Industries Inc.	3,394	205
Fred's Inc. Class A	11,977	197
* M/I Homes Inc.	8,417	197
Bob Evans Farms Inc.	4,524	180
Cato Corp. Class A	4,423	174
* Dorman Products Inc.	3,612	172
Haverty Furniture Cos. Inc.	7,069	171
Oxford Industries Inc.	2,501	170
* Vitamin Shoppe Inc.	5,559	170
Sturm Ruger & Co. Inc.	3,142	164
* iRobot Corp.	4,811	159
Superior Industries International Inc.	8,022	157
* Unifi Inc.	5,136	153
Buckle Inc.	4,825	153
* Barnes & Noble Education Inc.	10,563	153
* Hibbett Sports Inc.	4,641	152
Movado Group Inc.	5,673	152
* Biglari Holdings Inc.	362	134
Marcus Corp.	6,470	129
Finish Line Inc. Class A	7,689	128
Nutrisystem Inc.	5,378	123
* Ruby Tuesday Inc.	21,233	117
PetMed Express Inc.	6,974	117
Ruth's Hospitality Group Inc.	6,637	114

* Tumi Holdings Inc.	5,790	102
Arctic Cat Inc.	4,450	99
* Career Education Corp.	23,345	99
Interval Leisure Group Inc.	6,289	98
Stage Stores Inc.	10,939	85
* Perry Ellis International Inc.	4,010	83
Kirkland's Inc.	5,388	79
Stein Mart Inc.	10,048	78
* American Public Education Inc.	3,295	77
Capella Education Co.	1,548	74
* MarineMax Inc.	3,939	72
* Blue Nile Inc.	1,892	69
* Lumber Liquidators Holdings Inc.	4,269	67
* FTD Cos. Inc.	2,450	65
* Motorcar Parts of America Inc.	1,557	62
Big 5 Sporting Goods Corp.	6,393	62
Harte-Hanks Inc.	16,254	61
* Monarch Casino & Resort Inc.	2,016	45
Universal Technical Institute Inc.	7,196	41
* VOXX International Corp. Class A	6,855	39
* Sizmek Inc.	6,809	32
		13,466
Consumer Staples (2.6%)
* Darling Ingredients Inc.	56,642	620
Universal Corp.	7,771	439
B&G Foods Inc.	9,345	353
Andersons Inc.	9,025	311
SpartanNash Co.	12,865	278
Sanderson Farms Inc.	3,042	228
* Diamond Foods Inc.	4,714	191
* Central Garden & Pet Co. Class A	11,199	177
WD-40 Co.	1,709	169
Inter Parfums Inc.	5,848	156
* Seneca Foods Corp. Class A	2,073	57
* Central Garden & Pet Co.	3,389	50
* Medifast Inc.	1,464	44
		3,073
Energy (4.1%)
* PDC Energy Inc.	13,748	777
Bristow Group Inc.	11,970	366
* SEACOR Holdings Inc.	5,650	321
* Unit Corp.	17,287	312
Green Plains Inc.	12,276	291
* TETRA Technologies Inc.	27,496	256
* Archrock Inc.	23,812	252
* Helix Energy Solutions Group Inc.	33,786	219
* Matrix Service Co.	9,160	211
* Exterran Corp.	11,904	195
* Newpark Resources Inc.	28,853	188
Tidewater Inc.	16,100	153
* Stone Energy Corp.	19,626	143
* Hornbeck Offshore Services Inc.	10,935	134
CARBO Ceramics Inc.	6,705	125
Tesco Corp.	13,377	112
* Bill Barrett Corp.	17,102	107
* Northern Oil and Gas Inc.	17,505	90

* Geospace Technologies Corp.	4,502	57
Gulfmark Offshore Inc.	8,814	57
* Pioneer Energy Services Corp.	22,124	56
* Cloud Peak Energy Inc.	20,898	55
* Basic Energy Services Inc.	13,463	54
* Bonanza Creek Energy Inc.	5,745	49
* Contango Oil & Gas Co.	6,003	46
Gulf Island Fabrication Inc.	4,591	45
* Era Group Inc.	3,518	41
* REX American Resources Corp.	656	41
* Rex Energy Corp.	16,432	22
		4,775
Financials (24.3%)
ProAssurance Corp.	18,400	973
FNB Corp.	60,098	873
Wintrust Financial Corp.	16,535	870
Interactive Brokers Group Inc.	19,682	853
Kite Realty Group Trust	28,570	769
UMB Financial Corp.	14,370	757
Sterling Bancorp	40,919	718
Selective Insurance Group Inc.	19,580	676
Community Bank System Inc.	14,047	606
National Penn Bancshares Inc.	48,070	600
Old National Bancorp	39,499	583
United Bankshares Inc.	13,304	560
EPR Properties	9,313	522
BBCN Bancorp Inc.	27,273	516
Astoria Financial Corp.	31,100	501
Horace Mann Educators Corp.	14,114	493
Northwest Bancshares Inc.	34,856	486
RLI Corp.	7,478	454
NBT Bancorp Inc.	14,990	452
First Financial Bancorp	21,156	426
Provident Financial Services Inc.	20,146	421
United Community Banks Inc.	19,907	416
Government Properties Income Trust	24,368	412
S&T Bancorp Inc.	11,935	405
American Equity Investment Life Holding Co.	14,782	396
Columbia Banking System Inc.	11,084	394
Evercore Partners Inc. Class A	6,347	352
First Financial Bankshares Inc.	9,683	348
CVB Financial Corp.	18,314	339
Infinity Property & Casualty Corp.	3,904	334
Stewart Information Services Corp.	7,624	330
GEO Group Inc.	11,266	330
* Navigators Group Inc.	3,752	324
Capstead Mortgage Corp.	32,859	312
Cash America International Inc.	9,117	308
Employers Holdings Inc.	10,986	301
Acadia Realty Trust	8,969	301
Wilshire Bancorp Inc.	24,233	299
* Texas Capital Bancshares Inc.	5,027	298
United Fire Group Inc.	7,219	289
Hanmi Financial Corp.	10,965	286
Independent Bank Corp.	5,481	284
Safety Insurance Group Inc.	4,813	270
Tompkins Financial Corp.	4,201	263

City Holding Co.	5,252	262
* Four Corners Property Trust Inc.	13,029	258
Westamerica Bancorporation	5,256	257
LegacyTexas Financial Group Inc.	8,412	257
Central Pacific Financial Corp.	10,742	250
Financial Engines Inc.	6,921	249
Simmons First National Corp. Class A	4,148	239
Lexington Realty Trust	27,712	238
Investment Technology Group Inc.	11,647	234
EastGroup Properties Inc.	3,957	230
PS Business Parks Inc.	2,597	230
TrustCo Bank Corp. NY	32,620	214
Parkway Properties Inc.	12,284	210
LTC Properties Inc.	4,756	203
Banner Corp.	3,728	196
Pennsylvania REIT	9,011	194
Dime Community Bancshares Inc.	10,454	193
Summit Hotel Properties Inc.	14,250	190
* INTL. FCStone Inc.	5,283	188
First Commonwealth Financial Corp.	17,691	174
AMERISAFE Inc.	3,195	172
Talmer Bancorp Inc. Class A	9,253	169
Franklin Street Properties Corp.	15,590	163
* Green Dot Corp. Class A	9,641	162
* Forestar Group Inc.	11,525	157
Getty Realty Corp.	8,935	156
* First BanCorp	39,743	149
Brookline Bancorp Inc.	12,258	144
Cardinal Financial Corp.	5,633	139
* First Cash Financial Services Inc.	3,550	138
OFG Bancorp	15,035	126
Greenhill & Co. Inc.	4,579	121
Northfield Bancorp Inc.	7,530	120
Virtus Investment Partners Inc.	872	119
* Walker & Dunlop Inc.	3,955	117
* Encore Capital Group Inc.	3,539	117
Southside Bancshares Inc.	4,120	116
Oritani Financial Corp.	6,034	105
* EZCORP Inc. Class A	17,745	103
* Piper Jaffray Cos.	2,439	99
Agree Realty Corp.	2,902	97
* First NBC Bank Holding Co.	1,946	82
Urstadt Biddle Properties Inc. Class A	3,637	73
Cedar Realty Trust Inc.	7,697	56
Calamos Asset Management Inc. Class A	5,913	56
* World Acceptance Corp.	1,285	55
* eHealth Inc.	2,970	38
United Insurance Holdings Corp.	1,780	34
		28,349
Health Care (7.8%)
* Medicines Co.	13,276	558
* Magellan Health Inc.	8,768	462
Kindred Healthcare Inc.	28,753	384
* NuVasive Inc.	6,879	359
Analogic Corp.	4,264	356
* PharMerica Corp.	10,432	355
* Medidata Solutions Inc.	7,205	330

* Integra LifeSciences Holdings Corp.	4,973	312
* Merit Medical Systems Inc.	15,143	293
* Haemonetics Corp.	8,898	287
* Neogen Corp.	4,727	279
* MedAssets Inc.	9,053	273
* Masimo Corp.	6,294	261
* Air Methods Corp.	5,272	230
CONMED Corp.	5,035	214
* ICU Medical Inc.	1,855	210
* Acorda Therapeutics Inc.	5,435	208
* LHC Group Inc.	4,434	206
Invacare Corp.	10,240	204
* Momenta Pharmaceuticals Inc.	11,379	203
* Amedisys Inc.	4,945	201
* Greatbatch Inc.	3,348	194
Select Medical Holdings Corp.	15,859	191
* Hanger Inc.	12,118	189
* HMS Holdings Corp.	14,570	177
* HealthEquity Inc.	4,864	160
Meridian Bioscience Inc.	7,864	154
Quality Systems Inc.	9,209	150
Aceto Corp.	5,291	149
* Healthways Inc.	10,684	142
* Emergent BioSolutions Inc.	3,319	125
* Almost Family Inc.	2,827	120
* Luminex Corp.	5,520	119
* AngioDynamics Inc.	9,015	107
* Providence Service Corp.	2,121	103
* Cross Country Healthcare Inc.	5,522	101
US Physical Therapy Inc.	1,660	88
* Inogen Inc.	1,933	74
Computer Programs & Systems Inc.	1,512	74
* Spectrum Pharmaceuticals Inc.	11,987	72
* CorVel Corp.	1,811	70
Landauer Inc.	1,574	64
* Enanta Pharmaceuticals Inc.	1,839	58
* Vascular Solutions Inc.	1,364	48
CryoLife Inc.	4,246	46
* SurModics Inc.	1,819	38
* ANI Pharmaceuticals Inc.	831	36
		9,034
Industrials (20.0%)
EMCOR Group Inc.	21,529	1,085
EnerSys	15,901	937
Barnes Group Inc.	17,626	679
Applied Industrial Technologies Inc.	13,604	580
Tetra Tech Inc.	20,642	574
ABM Industries Inc.	19,261	571
Brink's Co.	16,747	539
Universal Forest Products Inc.	6,902	533
Actuant Corp. Class A	20,392	505
* Dycom Industries Inc.	5,491	480
* Hub Group Inc. Class A	12,330	475
Essendant Inc.	13,030	472
Interface Inc. Class A	22,577	449
* Moog Inc. Class A	6,624	438
Brady Corp. Class A	16,379	432

* TrueBlue Inc.	14,385	421
Comfort Systems USA Inc.	12,872	409
Kaman Corp.	9,318	374
Cubic Corp.	7,467	363
SkyWest Inc.	17,353	358
Mueller Industries Inc.	11,334	357
* Atlas Air Worldwide Holdings Inc.	8,592	355
Matthews International Corp. Class A	5,877	351
Korn/Ferry International	9,369	345
* SPX FLOW Inc.	9,724	327
* Hawaiian Holdings Inc.	8,706	315
Encore Wire Corp.	7,115	311
UniFirst Corp.	2,771	301
Watts Water Technologies Inc. Class A	5,324	295
* Navigant Consulting Inc.	16,423	287
Briggs & Stratton Corp.	15,081	287
Simpson Manufacturing Co. Inc.	7,732	287
Harsco Corp.	27,464	287
AAR Corp.	11,398	280
John Bean Technologies Corp.	5,707	279
Insperity Inc.	6,456	279
* Aegion Corp. Class A	12,425	274
* Gibraltar Industries Inc.	10,093	269
Mobile Mini Inc.	7,472	265
* WageWorks Inc.	6,147	261
Astec Industries Inc.	6,462	260
CIRCOR International Inc.	5,649	257
General Cable Corp.	16,774	256
Griffon Corp.	13,500	245
Franklin Electric Co. Inc.	7,452	243
Resources Connection Inc.	12,819	234
G&K Services Inc. Class A	3,490	233
* Chart Industries Inc.	10,473	223
* UTi Worldwide Inc.	31,618	221
Albany International Corp.	5,628	219
Quanex Building Products Corp.	11,613	216
Viad Corp.	6,884	212
* Engility Holdings Inc.	5,933	205
* Aerojet Rocketdyne Holdings Inc.	11,680	205
ESCO Technologies Inc.	5,100	200
EnPro Industries Inc.	3,839	192
* Aerovironment Inc.	7,100	182
Tennant Co.	2,878	179
Exponent Inc.	3,465	179
Federal Signal Corp.	10,501	177
Heidrick & Struggles International Inc.	5,921	171
Kelly Services Inc. Class A	10,145	171
SPX Corp.	14,089	156
National Presto Industries Inc.	1,664	145
Standex International Corp.	1,575	141
* DXP Enterprises Inc.	4,296	141
Celadon Group Inc.	9,312	129
* American Woodmark Corp.	1,546	127
* Roadrunner Transportation Systems Inc.	10,364	114
* MYR Group Inc.	5,331	113
* Veritiv Corp.	2,794	110
Powell Industries Inc.	3,095	109

American Science & Engineering Inc.	2,453	107
Lindsay Corp.	1,492	104
Marten Transport Ltd.	5,407	98
Titan International Inc.	14,964	65
* Echo Global Logistics Inc.	2,726	64
* Republic Airways Holdings Inc.	13,276	56
CDI Corp.	4,995	34
* Vicor Corp.	2,993	28
* Orion Marine Group Inc.	5,152	23
		23,230
Information Technology (16.6%)
SYNNEX Corp.	9,919	935
* CACI International Inc. Class A	8,295	832
* Anixter International Inc.	9,722	663
* Sanmina Corp.	27,584	625
* Coherent Inc.	8,515	578
* Viavi Solutions Inc.	80,680	513
* NETGEAR Inc.	11,019	486
* Microsemi Corp.	13,089	471
* Itron Inc.	13,076	470
* Sykes Enterprises Inc.	13,577	432
* Plexus Corp.	11,531	429
* Advanced Energy Industries Inc.	14,063	410
CSG Systems International Inc.	11,208	400
* QLogic Corp.	30,046	388
MKS Instruments Inc.	10,247	378
* Benchmark Electronics Inc.	17,531	376
* ScanSource Inc.	9,467	364
* Insight Enterprises Inc.	12,718	341
* II-VI Inc.	18,055	336
Heartland Payment Systems Inc.	4,032	320
Littelfuse Inc.	2,874	312
* OSI Systems Inc.	3,214	301
* Kulicke & Soffa Industries Inc.	25,045	296
* Cirrus Logic Inc.	8,928	295
ManTech International Corp. Class A	8,353	280
ADTRAN Inc.	17,119	279
* Rofin-Sinar Technologies Inc.	9,664	278
Brooks Automation Inc.	23,141	258
Power Integrations Inc.	4,790	248
* Fabrinet	10,329	247
* Semtech Corp.	11,389	229
* Newport Corp.	13,570	225
* Mercury Systems Inc.	11,214	220
* Bottomline Technologies de Inc.	7,077	219
CTS Corp.	11,254	214
* ExlService Holdings Inc.	4,433	207
* Monster Worldwide Inc.	31,268	201
* Lumentum Holdings Inc.	9,611	192
Ebix Inc.	4,976	187
* Rovi Corp.	15,792	187
* Cabot Microelectronics Corp.	4,440	186
* Progress Software Corp.	7,713	185
* Rogers Corp.	3,326	184
* Ruckus Wireless Inc.	15,915	182
* Rambus Inc.	15,162	181
* Ixia	13,502	176

* TTM Technologies Inc.	22,086	173
* Harmonic Inc.	30,215	167
TeleTech Holdings Inc.	5,630	163
NIC Inc.	7,739	158
* Veeco Instruments Inc.	7,693	157
* Rudolph Technologies Inc.	10,837	154
MTS Systems Corp.	2,408	153
* Blucora Inc.	14,039	149
Monotype Imaging Holdings Inc.	5,317	141
* Diodes Inc.	4,925	115
Daktronics Inc.	13,201	114
Cohu Inc.	8,512	112
* Digi International Inc.	8,554	107
* Perficient Inc.	6,053	106
* Ultratech Inc.	6,278	104
Badger Meter Inc.	1,692	103
* CEVA Inc.	3,659	93
* Interactive Intelligence Group Inc.	2,681	92
* ePlus Inc.	1,040	92
Checkpoint Systems Inc.	14,435	91
* Ciber Inc.	24,462	86
* Nanometrics Inc.	5,215	82
* CalAmp Corp.	4,346	80
Park Electrochemical Corp.	3,911	69
* FARO Technologies Inc.	2,261	68
Comtech Telecommunications Corp.	2,982	66
* Tangoe Inc.	7,388	64
Epiq Systems Inc.	4,620	63
* XO Group Inc.	3,645	61
* Exar Corp.	9,241	60
Black Box Corp.	5,260	60
* Liquidity Services Inc.	8,223	56
* LivePerson Inc.	5,743	45
* QuinStreet Inc.	8,792	43
Forrester Research Inc.	1,239	40
* DSP Group Inc.	3,580	37
* Kopin Corp.	12,897	37
* Electro Scientific Industries Inc.	6,606	33
* Agilysys Inc.	2,966	33
Pericom Semiconductor Corp.	66	1
		19,344
Materials (5.3%)
Kaiser Aluminum Corp.	5,906	506
Innospec Inc.	8,279	484
Schweitzer-Mauduit International Inc.	10,447	437
HB Fuller Co.	10,044	400
A Schulman Inc.	10,045	348
Stepan Co.	6,271	326
PH Glatfelter Co.	14,867	264
* Kraton Performance Polymers Inc.	10,749	239
Quaker Chemical Corp.	2,606	222
* Stillwater Mining Co.	23,212	217
* Boise Cascade Co.	6,852	214
Materion Corp.	6,899	200
Calgon Carbon Corp.	9,874	167
Haynes International Inc.	4,266	167
Rayonier Advanced Materials Inc.	14,699	165

* Clearwater Paper Corp.			3,352	164
* Koppers Holdings Inc.			7,044	161
* AK Steel Holding Corp.			60,957	145
American Vanguard Corp.			8,807	139
Hawkins Inc.			3,287	135
Tredegar Corp.			8,509	134
TimkenSteel Corp.			13,122	134
Myers Industries Inc.			7,861	122
Globe Specialty Metals Inc.			11,564	118
FutureFuel Corp.			7,791	112
Innophos Holdings Inc.			3,705	110
Wausau Paper Corp.			9,416	96
SunCoke Energy Inc.			22,347	84
* Intrepid Potash Inc.			19,313	69
* LSB Industries Inc.			6,711	48
Olympic Steel Inc.			3,124	35
				6,162
Other (0.0%)
* Gerber Scientific Inc. CVR			1,604	—

Telecommunication Services (0.8%)
Atlantic Tele-Network Inc.			3,685	290
* 8x8 Inc.			16,708	197
* Iridium Communications Inc.			17,961	147
Spok Holdings Inc.			7,371	136
* Cincinnati Bell Inc.			30,220	114
Lumos Networks Corp.			7,858	93
				977
Utilities (6.7%)
UIL Holdings Corp.			19,406	987
Southwest Gas Corp.			16,133	905
Laclede Group Inc.			14,853	867
Piedmont Natural Gas Co. Inc.			14,664	853
ALLETE Inc.			15,616	796
Avista Corp.			21,359	739
South Jersey Industries Inc.			23,500	539
El Paso Electric Co.			13,860	536
New Jersey Resources Corp.			15,244	458
Northwest Natural Gas Co.			9,381	458
NorthWestern Corp.			8,391	457
American States Water Co.			4,978	208
				7,803
Total Common Stocks (Cost $119,974)				116,213
Temporary Cash Investments (0.1%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.1%)
[2,3] Federal Home Loan Bank Discount Notes	0.208%	12/9/15	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (99.9%) (Cost $120,074)				116,313
Other Assets and Liabilities-Net (0.1%)				65
Net Assets (100%)				116,378
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	116,213	—	—
Temporary Cash Investments	—	100
Total	116,213	100	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

S&P Small-Cap 600 Value Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	1	120	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $120,074,000. Net unrealized depreciation of investment securities for tax purposes was $3,761,000, consisting of unrealized gains of $9,596,000 on securities that had risen in value since their purchase and $13,357,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of November 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (15.5%)
Pool Corp.	12,823	1,052
* Helen of Troy Ltd.	8,547	884
Texas Roadhouse Inc. Class A	18,834	659
* Pinnacle Entertainment Inc.	18,131	594
Wolverine World Wide Inc.	30,793	560
* Gentherm Inc.	10,769	547
* G-III Apparel Group Ltd.	11,885	545
Papa John's International Inc.	8,720	501
Marriott Vacations Worldwide Corp.	8,180	498
Lithia Motors Inc. Class A	3,686	458
Sonic Corp.	15,507	451
Monro Muffler Brake Inc.	5,820	431
* Meritage Homes Corp.	11,016	411
* Popeyes Louisiana Kitchen Inc.	6,840	396
* Select Comfort Corp.	15,356	363
EW Scripps Co. Class A	15,982	351
* Steven Madden Ltd.	10,527	336
Outerwall Inc.	5,414	335
* Dorman Products Inc.	6,104	291
Core-Mark Holding Co. Inc.	3,370	287
* BJ's Restaurants Inc.	6,264	287
Group 1 Automotive Inc.	3,353	272
Drew Industries Inc.	4,254	257
* Universal Electronics Inc.	4,531	240
DineEquity Inc.	2,688	228
Gannett Co. Inc.	12,702	217
* Tumi Holdings Inc.	11,768	208
* Strayer Education Inc.	3,298	195
* Francesca's Holdings Corp.	12,624	188
Winnebago Industries Inc.	8,057	181
* TopBuild Corp.	5,493	167
* Motorcar Parts of America Inc.	4,077	163
Caleres Inc.	5,756	162
Cato Corp. Class A	4,015	158
* iRobot Corp.	4,734	157
Sturm Ruger & Co. Inc.	2,852	149
Oxford Industries Inc.	2,182	148
* Scientific Games Corp. Class A	14,927	138
Buckle Inc.	4,207	134
* Vitamin Shoppe Inc.	3,964	121
Finish Line Inc. Class A	6,702	111
Bob Evans Farms Inc.	2,740	109
* Hibbett Sports Inc.	3,310	109
* Iconix Brand Group Inc.	14,411	101
Interval Leisure Group Inc.	6,185	97
Capella Education Co.	1,936	93
Nutrisystem Inc.	3,993	92
* Zumiez Inc.	5,970	90
* FTD Cos. Inc.	3,340	89

* Tuesday Morning Corp.	13,160	88
Ruth's Hospitality Group Inc.	4,732	82
* MarineMax Inc.	4,202	76
* Lumber Liquidators Holdings Inc.	4,372	68
* Blue Nile Inc.	1,782	65
* American Public Education Inc.	2,089	49
* Barnes & Noble Education Inc.	2,446	35
* Monarch Casino & Resort Inc.	1,441	32
		15,106
Consumer Staples (3.0%)
Snyder's-Lance Inc.	15,621	579
J&J Snack Foods Corp.	4,411	515
Cal-Maine Foods Inc.	9,266	505
B&G Foods Inc.	9,177	347
WD-40 Co.	2,534	250
Calavo Growers Inc.	4,413	250
Sanderson Farms Inc.	3,240	242
* Diamond Foods Inc.	3,796	154
* Medifast Inc.	1,560	47
		2,889
Energy (1.5%)
* Carrizo Oil & Gas Inc.	15,961	645
US Silica Holdings Inc.	15,946	339
* Synergy Resources Corp.	28,545	325
* REX American Resources Corp.	1,157	73
* Bonanza Creek Energy Inc.	7,186	61
* Era Group Inc.	2,733	32
		1,475
Financials (24.0%)
PrivateBancorp Inc.	23,532	1,038
Medical Properties Trust Inc.	69,864	839
Healthcare Realty Trust Inc.	29,992	815
Home BancShares Inc.	17,610	795
MB Financial Inc.	20,887	746
DiamondRock Hospitality Co.	59,955	667
Glacier Bancorp Inc.	22,559	663
Education Realty Trust Inc.	16,537	609
Cousins Properties Inc.	61,483	604
* PRA Group Inc.	14,437	596
* Texas Capital Bancshares Inc.	9,305	552
Pinnacle Financial Partners Inc.	10,093	548
Retail Opportunity Investments Corp.	29,498	540
CoreSite Realty Corp.	9,145	536
EPR Properties	9,149	513
Chesapeake Lodging Trust	17,819	484
American Assets Trust Inc.	11,670	465
First Midwest Bancorp Inc.	23,287	455
Acadia Realty Trust	12,745	427
Sabra Health Care REIT Inc.	19,453	402
First Financial Bankshares Inc.	10,734	385
GEO Group Inc.	12,488	366
EastGroup Properties Inc.	6,126	357
HFF Inc. Class A	10,283	353
Evercore Partners Inc. Class A	6,234	346
* BofI Holding Inc.	17,004	341
Financial Engines Inc.	9,430	340

Lexington Realty Trust	39,387	338
United Bankshares Inc.	7,726	325
PS Business Parks Inc.	3,537	313
American Equity Investment Life Holding Co.	11,419	306
Boston Private Financial Holdings Inc.	24,951	302
RLI Corp.	4,716	286
Simmons First National Corp. Class A	4,790	276
LTC Properties Inc.	6,475	276
Pennsylvania REIT	12,797	276
Columbia Banking System Inc.	7,594	270
Ameris Bancorp	7,690	263
Inland Real Estate Corp.	27,013	260
CVB Financial Corp.	13,587	251
Parkway Properties Inc.	13,611	232
* LendingTree Inc.	2,122	216
* First Cash Financial Services Inc.	5,263	205
Talmer Bancorp Inc. Class A	10,672	195
Universal Health Realty Income Trust	3,654	193
Universal Insurance Holdings Inc.	9,710	192
Saul Centers Inc.	3,424	190
Summit Hotel Properties Inc.	13,469	180
Virtus Investment Partners Inc.	1,293	176
LegacyTexas Financial Group Inc.	5,766	176
CareTrust REIT Inc.	14,400	161
Independent Bank Corp.	3,056	158
AMERISAFE Inc.	2,900	156
Banner Corp.	2,883	151
Westamerica Bancorporation	3,056	150
Franklin Street Properties Corp.	13,063	137
* Walker & Dunlop Inc.	4,574	135
* Encore Capital Group Inc.	3,929	130
* First NBC Bank Holding Co.	3,020	128
Brookline Bancorp Inc.	10,268	121
Cardinal Financial Corp.	4,714	116
Cedar Realty Trust Inc.	15,643	115
Northfield Bancorp Inc.	7,112	113
Greenhill & Co. Inc.	4,154	110
First Commonwealth Financial Corp.	11,161	110
HCI Group Inc.	2,698	106
Oritani Financial Corp.	5,920	103
Bank Mutual Corp.	12,754	98
Southside Bancshares Inc.	3,450	97
* Piper Jaffray Cos.	2,391	97
Urstadt Biddle Properties Inc. Class A	4,757	95
* Green Dot Corp. Class A	5,597	94
Agree Realty Corp.	2,627	88
United Insurance Holdings Corp.	3,781	72
* World Acceptance Corp.	1,426	62
* Enova International Inc.	7,954	60
* eHealth Inc.	2,397	31
		23,473
Health Care (17.8%)
* ABIOMED Inc.	11,555	943
* Impax Laboratories Inc.	20,299	894
* Prestige Brands Holdings Inc.	15,747	801
Chemed Corp.	5,052	780
Cantel Medical Corp.	10,671	692

* Nektar Therapeutics	39,536	619
* Ligand Pharmaceuticals Inc.	5,396	578
* Cambrex Corp.	9,370	503
* Natus Medical Inc.	9,882	482
* Medidata Solutions Inc.	10,240	469
* NuVasive Inc.	8,624	450
* AMN Healthcare Services Inc.	14,232	420
* Neogen Corp.	7,011	414
* Medicines Co.	8,375	352
* Depomed Inc.	18,013	350
* Masimo Corp.	8,223	341
Abaxis Inc.	6,377	339
Ensign Group Inc.	7,099	338
* Omnicell Inc.	10,721	323
* ExamWorks Group Inc.	11,784	311
* Acorda Therapeutics Inc.	8,058	308
* Lannett Co. Inc.	8,279	306
* MedAssets Inc.	10,032	302
* ICU Medical Inc.	2,636	299
* Cynosure Inc. Class A	6,787	285
* Repligen Corp.	9,829	279
* Air Methods Corp.	6,087	266
* MiMedx Group Inc.	29,600	265
* Greatbatch Inc.	4,558	265
* Integra LifeSciences Holdings Corp.	4,162	261
* Haemonetics Corp.	7,447	240
* Emergent BioSolutions Inc.	6,143	231
* Affymetrix Inc.	23,822	226
Select Medical Holdings Corp.	17,564	212
* HealthEquity Inc.	6,091	201
* Anika Therapeutics Inc.	4,364	183
* HealthStream Inc.	7,287	175
Phibro Animal Health Corp. Class A	5,226	170
* Amedisys Inc.	4,144	168
* HMS Holdings Corp.	13,774	167
* Supernus Pharmaceuticals Inc.	10,144	164
* Albany Molecular Research Inc.	8,059	161
* Momenta Pharmaceuticals Inc.	8,803	157
* Luminex Corp.	6,646	143
* Vascular Solutions Inc.	3,987	142
CONMED Corp.	3,313	141
US Physical Therapy Inc.	2,265	120
Aceto Corp.	4,088	115
Meridian Bioscience Inc.	5,607	110
* Sagent Pharmaceuticals Inc.	7,130	109
* Providence Service Corp.	2,084	101
* Inogen Inc.	2,529	97
Computer Programs & Systems Inc.	1,821	89
* Cross Country Healthcare Inc.	4,810	88
Quality Systems Inc.	5,127	83
* Enanta Pharmaceuticals Inc.	2,311	73
* ANI Pharmaceuticals Inc.	1,537	67
Landauer Inc.	1,488	61
* CorVel Corp.	1,517	59
* SurModics Inc.	2,277	48
* Spectrum Pharmaceuticals Inc.	7,249	43

CryoLife Inc.	3,869	42
		17,421
Industrials (14.1%)
Curtiss-Wright Corp.	14,015	987
Healthcare Services Group Inc.	21,475	793
Allegiant Travel Co. Class A	3,955	693
Matson Inc.	13,000	672
* On Assignment Inc.	14,150	661
Hillenbrand Inc.	18,798	569
Knight Transportation Inc.	18,460	490
* Dycom Industries Inc.	5,395	471
AZZ Inc.	7,697	458
Forward Air Corp.	9,270	446
Apogee Enterprises Inc.	8,731	438
Heartland Express Inc.	18,632	357
* TASER International Inc.	16,086	301
AAON Inc.	12,142	300
* Moog Inc. Class A	4,351	287
Matthews International Corp. Class A	4,722	282
Korn/Ferry International	7,246	267
* Hawaiian Holdings Inc.	7,000	253
Mobile Mini Inc.	7,052	250
US Ecology Inc.	6,482	245
Exponent Inc.	4,722	244
UniFirst Corp.	2,138	232
* WageWorks Inc.	5,350	228
Mueller Industries Inc.	7,143	225
* American Woodmark Corp.	2,729	224
Standex International Corp.	2,441	218
Simpson Manufacturing Co. Inc.	5,731	213
Watts Water Technologies Inc. Class A	3,792	210
G&K Services Inc. Class A	2,918	195
* Lydall Inc.	5,087	185
John Bean Technologies Corp.	3,755	184
Tennant Co.	2,947	183
* Saia Inc.	7,465	183
ArcBest Corp.	7,294	176
Franklin Electric Co. Inc.	5,318	173
* PGT Inc.	14,533	162
EnPro Industries Inc.	3,218	161
Federal Signal Corp.	9,535	161
* Aerojet Rocketdyne Holdings Inc.	8,680	152
Lindsay Corp.	2,122	148
Albany International Corp.	3,703	144
ESCO Technologies Inc.	3,355	132
* SPX FLOW Inc.	3,808	128
* Echo Global Logistics Inc.	5,292	125
Marten Transport Ltd.	2,410	44
* MYR Group Inc.	1,646	35
* Vicor Corp.	2,313	21
* Orion Marine Group Inc.	3,707	16
* Republic Airways Holdings Inc.	3,680	16
		13,738
Information Technology (17.7%)
j2 Global Inc.	13,743	1,106
* Take-Two Interactive Software Inc.	25,507	902

Blackbaud Inc.	13,999	865
* ViaSat Inc.	13,272	823
Monolithic Power Systems Inc.	10,881	743
* Electronics For Imaging Inc.	14,131	693
* Microsemi Corp.	17,104	616
Heartland Payment Systems Inc.	7,463	592
* LogMeIn Inc.	7,425	530
* Cardtronics Inc.	13,405	504
* MicroStrategy Inc. Class A	2,786	483
Tessera Technologies Inc.	14,631	466
* Synchronoss Technologies Inc.	11,790	464
Littelfuse Inc.	4,261	463
* Stamps.com Inc.	4,432	449
Methode Electronics Inc.	11,492	415
* comScore Inc.	9,708	409
* Virtusa Corp.	8,067	397
* Cirrus Logic Inc.	11,189	370
* Constant Contact Inc.	9,602	300
* ExlService Holdings Inc.	6,046	283
* Super Micro Computer Inc.	10,870	267
MKS Instruments Inc.	7,015	259
* Rambus Inc.	21,547	257
* OSI Systems Inc.	2,687	252
NIC Inc.	11,482	234
Power Integrations Inc.	4,520	234
* Semtech Corp.	9,910	199
* Progress Software Corp.	8,204	197
Monotype Imaging Holdings Inc.	7,233	191
Badger Meter Inc.	2,865	174
* Diodes Inc.	7,326	171
* Bottomline Technologies de Inc.	5,475	169
* VASCO Data Security International Inc.	8,869	166
MTS Systems Corp.	2,368	151
* Rogers Corp.	2,678	148
* Cabot Microelectronics Corp.	3,434	144
* Rovi Corp.	12,200	144
* Ruckus Wireless Inc.	12,312	141
Ebix Inc.	3,697	139
* DTS Inc.	5,157	133
* CalAmp Corp.	7,047	130
* DHI Group Inc.	12,972	121
* Veeco Instruments Inc.	5,482	112
* Lumentum Holdings Inc.	5,589	112
* Interactive Intelligence Group Inc.	2,848	98
* FARO Technologies Inc.	3,219	97
* Perficient Inc.	5,268	92
* Ixia	6,327	83
* LivePerson Inc.	9,691	76
Epiq Systems Inc.	5,562	75
* CEVA Inc.	2,947	75
* ePlus Inc.	837	74
* XO Group Inc.	3,867	65
Forrester Research Inc.	1,912	62
Bel Fuse Inc. Class B	2,643	55
Comtech Telecommunications Corp.	2,215	49
Park Electrochemical Corp.	2,693	47
* Ultratech Inc.	2,709	45

*	Nanometrics Inc.			2,658	42
*	Exar Corp.			6,366	41
*	Tangoe Inc.			4,705	40
*	DSP Group Inc.			3,481	36
*	Agilysys Inc.			1,953	22
*	Kopin Corp.			7,471	21
*	QuinStreet Inc.			2,982	15
*	Electro Scientific Industries Inc.			2,400	12
					17,340
Materials (3.7%)
	Balchem Corp.			9,399	644
	KapStone Paper and Packaging Corp.			25,588	621
*	Headwaters Inc.			22,065	423
	Neenah Paper Inc.			4,998	332
	HB Fuller Co.			6,336	252
	Deltic Timber Corp.			3,317	217
*	Flotek Industries Inc.			15,992	183
*	Boise Cascade Co.			5,744	180
*	Stillwater Mining Co.			15,908	149
	Quaker Chemical Corp.			1,714	146
	Calgon Carbon Corp.			7,041	119
*	Clearwater Paper Corp.			2,390	117
	Globe Specialty Metals Inc.			9,297	95
	Innophos Holdings Inc.			2,638	78
*	Century Aluminum Co.			14,811	55
	Wausau Paper Corp.			4,243	43
					3,654
Telecommunication Services (0.9%)
	Consolidated Communications Holdings Inc.			15,085	329
*	General Communication Inc. Class A			8,964	186
*	8x8 Inc.			11,922	141
*	Cincinnati Bell Inc.			36,393	137
*	Iridium Communications Inc.			8,405	68
					861
Utilities (1.7%)
	Piedmont Natural Gas Co. Inc.			10,881	633
	New Jersey Resources Corp.			12,258	368
	NorthWestern Corp.			6,747	368
	American States Water Co.			6,779	284
					1,653
Total Common Stocks (Cost $100,162)					97,610
Temporary Cash Investments (0.2%)[1]
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.2%)
2	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	100	100
[2,3] Federal Home Loan Bank Discount Notes		0.290%	4/29/16	100	100
Total Temporary Cash Investments (Cost $200)					200
Total Investments (100.1%) (Cost $100,362)					97,810
Other Assets and Liabilities-Net (-0.1%)					(95)
Net Assets (100%)					97,715
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	97,610	—	—
Temporary Cash Investments	—	200	—
Total	97,610	200	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

S&P Small-Cap 600 Growth Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	1	120	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $100,362,000. Net unrealized depreciation of investment securities for tax purposes was $2,552,000, consisting of unrealized gains of $5,980,000 on securities that had risen in value since their purchase and $8,532,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 19, 2016
VANGUARD ADMIRAL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 19, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.